UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Semiannual Report ◾ June 30, 2019 TIAA Separate Account VA-1 The semiannual report contains the financial statements (unaudited).

Stock Index Account

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA Separate Account VA-1’s (the “Separate Account”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Separate Account electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to receive all future reports in paper free of charge. To do so, you can update your account settings at TIAA.org/eDelivery or call 800-223-1200 during regular business hours to let the Separate Account know you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held with the Separate Account and any other investment companies within the same group of related investment companies.

Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the six months ended June 30, 2019. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of June 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1 ◾ 2019 Semiannual Report    3

Information for contractowners

Portfolio holdings

The summary portfolio of investments for the TIAA Separate Account VA-1 begins on page 10 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

4    2019 Semiannual Report ◾ TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019–June 30, 2019).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1 ◾ 2019 Semiannual Report    5

Important information about expenses

Expense example

Six months ended June 30, 2019

Stock Index Account	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)
Actual return	$1,000.00	$1,182.14	$4.06
5% annual hypothetical return	1,000.00	1,021.08	3.76
*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

6    2019 Semiannual Report ◾ TIAA Separate Account VA-1

Stock Index Account

Performance for the six months ended June 30, 2019

The Stock Index Account returned 18.21% for the period, compared with the 18.71% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2019, the Account returned 8.19%, versus 8.98% for the index.

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The performance of the broad U.S. stock market, as measured by the Russell 3000 Index, was positive across investment styles and capitalization sizes. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark to a double-digit gain

All eleven sectors in the benchmark delivered positive performance for the six months. Information technology (up 27.6%)—the largest sector in the benchmark—and financials (up 17.2%) contributed most to the index’s return. Industrials (up 22.1%) and consumer discretionary (up 19.8%) also made strong contributions. Together, these four sectors represented more than one-half of the index’s total market capitalization on June 30, 2019. Consumer staples, real estate, energy, materials and utilities advanced but had less of an impact on returns due to their smaller weightings. Health care (up 9.8%) had the lowest return.

For the six-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Facebook performed best with a sizable double-digit gain, followed by Microsoft. Apple was next, rising on strong revenue growth. Amazon.com also posted an impressive double-digit return. Alphabet, the parent company of Google, lagged amid slower advertising growth.

TIAA Separate Account VA-1 ◾ 2019 Semiannual Report    7

Stock Index Account

Performance as of June 30, 2019

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/94	18.21%	8.19%	9.41%	13.85%
Russell 3000® Index	—	18.71	8.98	10.19	14.67

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2019
Information technology	21.0
Health care	13.9
Financials	13.4
Consumer discretionary	10.3
Industrials	10.0
Communication services	9.2
Consumer staples	6.4
Energy	4.6
Real estate	4.0
Utilities	3.2
Materials	3.0
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

8    2019 Semiannual Report ◾ TIAA Separate Account VA-1

Stock Index Account

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019
More than $50 billion	57.9
More than $15 billion–$50 billion	21.8
More than $2 billion–$15 billion	17.0
$2 billion or less	3.3
Total	100.0

TIAA Separate Account VA-1 ◾ 2019 Semiannual Report    9

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2019

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$7,101	0.7%

BANKS
304,577	Bank of America Corp	8,833	0.8
81,847	Citigroup, Inc	5,732	0.6
114,209	JPMorgan Chase & Co	12,769	1.2
143,394	Wells Fargo & Co	6,785	0.7
	Other	25,582	2.4

		59,701	5.7

CAPITAL GOODS
18,741	Boeing Co	6,822	0.7
25,722	Honeywell International, Inc	4,491	0.4
	Other	62,023	5.9

		73,336	7.0

COMMERCIAL & PROFESSIONAL SERVICES		11,581	1.1

CONSUMER DURABLES & APPAREL		13,936	1.3

CONSUMER SERVICES
27,172	McDonald’s Corp	5,643	0.6
	Other	19,181	1.8

		24,824	2.4

DIVERSIFIED FINANCIALS		37,647	3.6

ENERGY
67,385	Chevron Corp	8,386	0.8
149,879	Exxon Mobil Corp	11,485	1.1
	Other	28,867	2.7

		48,738	4.6

FOOD & STAPLES RETAILING
15,507	Costco Wholesale Corp	4,098	0.4
49,693	Walmart, Inc	5,490	0.5
	Other	4,126	0.4

		13,714	1.3

FOOD, BEVERAGE & TOBACCO
135,228	Coca-Cola Co	6,886	0.7
49,600	PepsiCo, Inc	6,504	0.6
55,131	Philip Morris International, Inc	4,329	0.4
	Other	18,266	1.7

		35,985	3.4

HEALTH CARE EQUIPMENT & SERVICES
60,777	Abbott Laboratories	5,112	0.5
47,758	Medtronic plc	4,651	0.4
33,466	UnitedHealth Group, Inc	8,166	0.8

10	2019 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2019

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES—continued
		Other	$46,182	4.4%

			64,111	6.1

HOUSEHOLD & PERSONAL PRODUCTS
87,524		Procter & Gamble Co	9,597	0.9
		Other	7,409	0.7

			17,006	1.6

INSURANCE
69,265	*	Berkshire Hathaway, Inc (Class B)	14,765	1.4
		Other	28,411	2.7

			43,176	4.1

MATERIALS			31,061	3.0

MEDIA & ENTERTAINMENT
10,577	*	Alphabet, Inc (Class A)	11,453	1.1
10,781	*	Alphabet, Inc (Class C)	11,653	1.1
159,099		Comcast Corp (Class A)	6,726	0.6
84,621	*	Facebook, Inc	16,332	1.6
14,913	*	NetFlix, Inc	5,478	0.5
61,781		Walt Disney Co	8,627	0.8
		Other	16,616	1.6

			76,885	7.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
21,590		Amgen, Inc	3,979	0.4
94,060		Johnson & Johnson	13,101	1.3
91,201		Merck & Co, Inc	7,647	0.7
196,984		Pfizer, Inc	8,533	0.8
14,213		Thermo Fisher Scientific, Inc	4,174	0.4
		Other	44,529	4.2

			81,963	7.8

REAL ESTATE			41,502	4.0

RETAILING
14,645	*	Amazon.com, Inc	27,732	2.7
39,030		Home Depot, Inc	8,117	0.8
		Other	26,576	2.5

			62,425	6.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
13,676		Broadcom, Inc	3,937	0.4
159,251		Intel Corp	7,624	0.7
		Other	25,257	2.4

			36,818	3.5

SOFTWARE & SERVICES
22,731		Accenture plc	4,200	0.4
17,242	*	Adobe, Inc	5,080	0.5

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	11

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2019

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES—continued
31,405		International Business Machines Corp		$4,331	0.4%
31,786		MasterCard, Inc (Class A)		8,408	0.8
267,825		Microsoft Corp		35,878	3.4
81,332		Oracle Corp		4,634	0.4
41,638	*	PayPal Holdings, Inc		4,766	0.5
26,062	*	salesforce.com, Inc		3,954	0.4
61,603		Visa, Inc (Class A)		10,691	1.0
		Other		46,637	4.4

				128,579	12.2

TECHNOLOGY HARDWARE & EQUIPMENT
162,998	d	Apple, Inc		32,260	3.1
155,985		Cisco Systems, Inc		8,537	0.8
		Other		15,288	1.4

				56,085	5.3

TELECOMMUNICATION SERVICES
258,499		AT&T, Inc		8,662	0.8
146,567		Verizon Communications, Inc		8,374	0.8
		Other		2,324	0.2

				19,360	1.8

TRANSPORTATION
25,069		Union Pacific Corp		4,239	0.4
		Other		16,327	1.6

				20,566	2.0

UTILITIES				33,606	3.2

		TOTAL COMMON STOCKS	(Cost $410,158)	1,039,706	99.0

RIGHTS / WARRANTS
MATERIALS				3	0.0

TRANSPORTATION				4	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $39)	7	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$12,400,000		Federal Home Loan Bank (FHLB)	2.100%, 07/01/19	12,400	1.2

				12,400	1.2

12	2019 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2019

Shares		Company		Value (000)	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,333,213	c	State Street Navigator Securities Lending Government Money Market Portfolio		$5,333	0.5%

				5,333	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $17,733)	17,733	1.7

		TOTAL PORTFOLIO	(Cost $427,930)	1,057,446	100.7
		OTHER ASSETS & LIABILITIES, NET		(7,198)	(0.7)

		NET ASSETS		$1,050,248	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $7,396,129. See Note 5 in the Notes to Financial Statements for additional information about securities lending collateral.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	78	09/20/19	$11,251	$11,482	$231

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	13

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2019

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,057,446
Dividends and interest receivable	916
Receivable from securities transactions	10,358
Receivable for variation margin on open futures contracts	231
Other	156

Total assets	1,069,107

LIABILITIES
Investment management fees payable	13
Service agreement fees payable	17
Payable for collateral for securities loaned	5,333
Payable for securities transactions	9,855
Due to affiliates	3,178
Overdraft payable	272
Payable for manager compensation	156
Other	35

Total liabilities	18,859

NET ASSETS
Accumulation Fund	$1,050,248

Accumulation units outstanding	4,625

Accumulation unit value	$227.09

* Portfolio investments, at cost	$427,930
† Includes securities loaned of	$7,396

14	2019 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2019

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$11,071
Interest	128
Income from securities lending	59

Total income	11,258

EXPENSES
Administrative services	1,011
Investment advisory	1,516
Mortality and expense risk charges	2,021

Total expenses	4,548
Less: Expense waiver by investment adviser	(758)

Net expenses	3,790

Net investment income (loss)	7,468

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	28,567
Futures contracts	487

Net realized gain (loss) on total investments	29,054

Change in unrealized appreciation (depreciation) on:
Portfolio investments	129,195
Futures contracts	503

Net change in unrealized appreciation (depreciation) on total investments	129,698

Net realized and unrealized gain (loss) on total investments	158,752

Net increase (decrease) in net assets from operations	$166,220

* Net of foreign withholding taxes	$1

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	15

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2019	December 31, 2018

	(unaudited)
OPERATIONS
Net investment income (loss)	$7,468	$14,570
Net realized gain (loss) on total investments	29,054	54,870
Net change in unrealized appreciation (depreciation) on total investments	129,698	(124,890)

Net increase (decrease) in net assets from operations	166,220	(55,450)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	7,586	20,268
Withdrawals and death benefits	(45,516)	(103,299)

Net increase (decrease) from contractowner transactions	(37,930)	(83,031)

Net increase (decrease) in net assets	128,290	(138,481)

NET ASSETS
Beginning of period	921,958	1,060,439

End of period	$1,050,248	$921,958

ACCUMULATION UNITS
Units purchased	36	96
Units sold / transferred	(210)	(493)

Outstanding
Beginning of period	4,799	5,196

End of period	4,625	4,799

16	2019 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	17

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/19	#	$2.385	$0.803	$1.582	$33.410	$34.992	$192.098
12/31/18		4.501	1.580	2.921	(14.924)	(12.003)	204.101
12/31/17		3.613	1.395	2.218	32.114	34.332	169.769
12/31/16		3.387	1.173	2.214	15.947	18.161	151.608
12/31/15		3.175	1.150	2.025	(2.347)	(0.322)	151.930
12/31/14		2.761	1.067	1.694	14.236	15.930	136.000

#	Unaudited
a	Based on average units outstanding.
b	Based on per accumulation unit data.
c	The percentages shown for this period are not annualized.
d	The percentages shown for this period are annualized.

18	2019 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$227.090	18.21%[c]	0.90%[d]	0.75%[d]	1.48%[d]	1%[c]	5	$1,050
192.098	(5.88)	0.90	0.75	1.39	3	5	922
204.101	20.22	0.90	0.75	1.19	5	5	1,060
169.769	11.98	0.90	0.75	1.42	7	6	952
151.608	(0.21)	0.90	0.75	1.32	7	6	925
151.930	11.71	0.90	0.75	1.19	7	7	989

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	19

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal

20	2019 Semiannual Report ▪ TIAA Separate Account VA-1

income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding account’s liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Account’s financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	21

Notes to financial statements (unaudited)

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

22	2019 Semiannual Report ▪ TIAA Separate Account VA-1

continued

The following table summarizes the market value of the Account’s investments as of June 30, 2019, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity Investments:
Materials	$31,061	$—	$3	$31,064
All other equity investments*	1,008,649	—	—	1,008,649
Short-term investments	5,333	12,400	—	17,733
Futures contracts**	231	—	—	231

Total	$1,045,274	$12,400	$3	$1,057,677

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At June 30, 2019, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures contracts	*	$231

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2019, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$487	$503

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly

TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	23

Notes to financial statements (unaudited)

invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2019, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. The futures contracts outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full schedule of investments.

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2019, these transactions did not materially impact the Account.

24	2019 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities. As of June 30, 2019, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At June 30, 2019, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts in thousands):

Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

$7,396	$5,323	$2,272	$7,595

*	May include cash and investment of cash collateral.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

$427,930	$664,934	$(35,187)	$629,747

TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	25

Notes to financial statements (unaudited)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the period ended June 30, 2019 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales

$13,323	$50,055

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2019, there were no borrowings under this credit facility by the Account.

26	2019 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

Note 8—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—legal proceedings

The Account was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Account’s exposure related to this matter is estimated to be 0.06% of net assets as of June 30, 2019.

TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	27

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA Separate Account VA-1

The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Managers are interested persons of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.

Overview of the renewal process

The Committee held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement using the process established by the Committee. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Managers and legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Committee, Broadridge produced, among other information, comparative performance and expense data regarding the

28	2019 Semiannual Report ▪ TIAA Separate Account VA-1

Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data for the Separate Account against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of the Separate Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Committee reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Committee).

Among other matters, the Committee also requested and received additional information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

In advance of the Committee meeting held on March 28, 2019, legal counsel for the Managers requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to the Separate Account’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange

TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	29

Approval of investment management agreement (unaudited)

Commission (which was presented only to legal counsel for the Managers); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement. The Managers were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Committee met informally to review and discuss Advisors’ materials, which led to the Managers providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 2019 meeting, the Managers were given the opportunity to and did ask additional questions, and they reviewed responses from Advisors to the Committee’s follow-up questions and requests presented by the Committee after its initial review of the information described above.

In considering whether to renew the Agreement, the Committee reviewed various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Managers met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement. The Committee also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Committee and its Committees is ongoing. The Committee, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Commitee or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Committee, the Committee and the Investment Committee receive and review, among other matters, information regarding the performance of the Separate

30	2019 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Account. Thus, in reaching its decisions regarding the renewal of the Agreement, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 28, 2019, all Committee members in attendance voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors the Board considered with respect to the Separate Account.

The nature, extent and quality of services

The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Funds and the TIAA-CREF Life Funds, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; and reporting on the investment performance of the Separate Account to the Committee on a regular basis. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors has committed significant resources to supporting the Separate Account. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Separate Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	31

Approval of investment management agreement (unaudited)

Investment performance

The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2018. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Committee also reviewed the performance of the Separate Account before any reductions for fees and expenses. In this analysis, the Committee considered the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.

Cost and profitability

The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year 2018. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial and other risks assumed by Advisors in managing the Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2018. The Committee concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Committee considered comparative information regarding the Separate Account’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of peer mutual funds that underlie variable insurance products. Additionally, the Committee

32	2019 Semiannual Report ▪ TIAA Separate Account VA-1

continued

considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it is no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s management fee rate schedule was reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Committee considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Separate Account. The Committee considered the management fee rates and the performance of such companies and accounts. The Committee considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Committee also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship

TIAA Separate Account VA-1 ▪ 2019 Semiannual Report	33

Approval of investment management agreement (unaudited)	concluded

results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel.

Synopsis of factors

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding “net profit” refer to Advisors’ calculation that it earned a profit for the services that it rendered to the Separate Account during 2018 under the Agreement.

•	The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is waived by Advisors to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 1st and 1st quintiles of both the group of comparable funds selected by Broadridge for expense comparison purposes and the universe of comparable funds selected by Broadridge for expense comparison purposes.

•

For the three-year period, the Separate Account’s adjusted relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +2 basis points. For reference, one basis point equals 0.01%.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

34	2019 Semiannual Report ▪ TIAA Separate Account VA-1

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How to reach us

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

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881060	A10938 (8/19)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.7%
2,457		Adient plc	$60
3,248	*	American Axle & Manufacturing Holdings, Inc	41
9,462		Aptiv plc	765
7,322		BorgWarner, Inc	307
1,678		Cooper Tire & Rubber Co	53
138	*	Cooper-Standard Holding, Inc	6
4,034		Dana Holding Corp	80
1,044	*	Dorman Products, Inc	91
140,555		Ford Motor Co	1,438
1,363	*	Fox Factory Holding Corp	113
43,910		General Motors Co	1,692
8,820		Gentex Corp	217
1,424	*	Gentherm, Inc	60
8,172		Goodyear Tire & Rubber Co	125
5,507		Harley-Davidson, Inc	197
938		LCI Industries, Inc	84
2,291		Lear Corp	319
1,945	*	Modine Manufacturing Co	28
670	*	Motorcar Parts of America, Inc	14
1,379		Spartan Motors, Inc	15
843		Standard Motor Products, Inc	38
1,055	*	Stoneridge, Inc	33
928		Tenneco, Inc	10
4,891	*,e	Tesla, Inc	1,093
1,931		Thor Industries, Inc	113
897		Tower International, Inc	18
759	*	Visteon Corp	45
1,185		Winnebago Industries, Inc	46

		TOTAL AUTOMOBILES & COMPONENTS	7,101

BANKS - 5.7%
625		1st Source Corp	29
255		ACNB Corp	10
444	*	Allegiance Bancshares, Inc	15
374		American National Bankshares, Inc	15
1,390		Ameris Bancorp	54
387	*	Ames National Corp	10
413		Arrow Financial Corp	14
6,603		Associated Banc-Corp	140
706	*	Atlantic Capital Bancshares, Inc	12
2,758		Atlantic Union Bankshares Corp	97
2,322	*	Axos Financial, Inc	63
1,598		Banc of California, Inc	22
666		Bancfirst Corp	37
3,345		BancorpSouth Bank	97
304,577		Bank of America Corp	8,833
601		Bank of Commerce Holdings	6
1,195		Bank of Hawaii Corp	99
468		Bank of Marin Bancorp	19
2,093		Bank of NT Butterfield & Son Ltd	71
4,451		Bank OZK	134
457		BankFinancial Corp	6
4,119		BankUnited	139
217		Bankwell Financial Group, Inc	6
1,278		Banner Corp	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

622		Bar Harbor Bankshares	$17
385	*	Baycom Corp	8
27,030		BB&T Corp	1,328
361		BCB Bancorp, Inc	5
1,542		Berkshire Hills Bancorp, Inc	48
1,053		BOK Financial Corp	79
3,231		Boston Private Financial Holdings, Inc	39
683		Bridge Bancorp, Inc	20
2,984		Brookline Bancorp, Inc	46
630		Bryn Mawr Bank Corp	24
313		Business First Bancshares, Inc	8
241	*	Byline Bancorp, Inc	5
131		C&F Financial Corp	7
3,579		Cadence BanCorp	74
135	e	Cambridge Bancorp	11
613		Camden National Corp	28
447		Capital City Bank Group, Inc	11
4,687		Capitol Federal Financial	65
314		Capstar Financial Holdings, Inc	5
555		Carolina Financial Corp	19
2,040		Cathay General Bancorp	73
654		CBTX, Inc	18
4,102		Centerstate Banks of Florida, Inc	94
1,125		Central Pacific Financial Corp	34
383		Central Valley Community Bancorp	8
152		Century Bancorp, Inc	13
2,638		Chemical Financial Corp	108
122		Chemung Financial Corp	6
3,424		CIT Group, Inc	180
81,847		Citigroup, Inc	5,732
533		Citizens & Northern Corp	14
16,885		Citizens Financial Group, Inc	597
597		City Holding Co	46
377		Civista Bancshares, Inc	8
498		CNB Financial Corp	14
359		Codorus Valley Bancorp, Inc	8
2,875		Columbia Banking System, Inc	104
1,738	*	Columbia Financial, Inc	26
5,413		Comerica, Inc	393
3,550		Commerce Bancshares, Inc	212
254		Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	127
837		Community Bankers Trust Corp	7
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	28
1,146		ConnectOne Bancorp, Inc	26
2,189		Cullen/Frost Bankers, Inc	205
1,005	*	Customers Bancorp, Inc	21
4,043		CVB Financial Corp	85
1,325		Dime Community Bancshares	25
1,035		Eagle Bancorp, Inc	56
5,381		East West Bancorp, Inc	252
192	*	Entegra Financial Corp	6
314		Enterprise Bancorp, Inc	10
828		Enterprise Financial Services Corp	34
402	*	Equity Bancshares, Inc	11
342		ESSA Bancorp, Inc	5
2,855	*	Essent Group Ltd	134
171		Evans Bancorp, Inc	6
356	e	Farmers & Merchants Bancorp, Inc	10
1,013		Farmers National Banc Corp	15
246		FB Financial Corp	9
384		Federal Agricultural Mortgage Corp (Class C)	28
863		Fidelity Southern Corp	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

25,884		Fifth Third Bancorp	$722
527		Financial Institutions, Inc	15
1,088		First Bancorp (NC)	40
6,201		First Bancorp (Puerto Rico)	68
498		First Bancorp, Inc	13
322		First Bancshares, Inc	10
603		First Bank	7
1,476		First Busey Corp	39
360		First Business Financial Services, Inc	8
226		First Citizens Bancshares, Inc (Class A)	102
3,678		First Commonwealth Financial Corp	50
680		First Community Bancshares, Inc	23
736		First Defiance Financial Corp	21
3,697		First Financial Bancorp	90
4,932		First Financial Bankshares, Inc	152
384		First Financial Corp	15
175		First Financial Northwest, Inc	2
1,098		First Foundation, Inc	15
162		First Guaranty Bancshares, Inc	3
4,467		First Hawaiian, Inc	116
11,602		First Horizon National Corp	173
228		First Internet Bancorp	5
951		First Interstate Bancsystem, Inc	38
1,580		First Merchants Corp	60
380		First Mid-Illinois Bancshares, Inc	13
3,920		First Midwest Bancorp, Inc	80
327		First Northwest Bancorp	5
862		First of Long Island Corp	17
5,668		First Republic Bank	553
890		Flagstar Bancorp, Inc	30
1,083		Flushing Financial Corp	24
9,554		FNB Corp	112
389		Franklin Financial Network, Inc	11
6,701		Fulton Financial Corp	110
903		German American Bancorp, Inc	27
2,999		Glacier Bancorp, Inc	122
412		Great Southern Bancorp, Inc	25
2,200		Great Western Bancorp, Inc	79
113		Greene County Bancorp, Inc	3
275		Guaranty Bancshares, Inc	9
3,286		Hancock Holding Co	132
1,297		Hanmi Financial Corp	29
406	*	HarborOne Bancorp, Inc	8
953		Heartland Financial USA, Inc	43
1,355		Heritage Commerce Corp	17
1,150		Heritage Financial Corp	34
2,919		Hilltop Holdings, Inc	62
57		Hingham Institution for Savings	11
238		Home Bancorp, Inc	9
6,066		Home Bancshares, Inc	117
698	*	HomeStreet, Inc	21
667		HomeTrust Bancshares, Inc	17
2,725		Hope Bancorp, Inc	38
1,209		Horizon Bancorp	20
323	*	Howard Bancorp, Inc	5
36,709		Huntington Bancshares, Inc	507
1,963		IBERIABANK Corp	149
1,238		Independent Bank Corp (MA)	94
863		Independent Bank Corp (MI)	19
1,089		Independent Bank Group, Inc	60
2,138		International Bancshares Corp	81
299		Investar Holding Corp	7
10,225		Investors Bancorp, Inc	114
114,209		JPMorgan Chase & Co	12,769

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,372		Kearny Financial Corp	$58
36,059		Keycorp	640
1,629		Lakeland Bancorp, Inc	26
976		Lakeland Financial Corp	46
378		LCNB Corp	7
1,826		LegacyTexas Financial Group, Inc	74
287	*,e	LendingTree, Inc	121
833		Live Oak Bancshares, Inc	14
4,798		M&T Bank Corp	816
1,072		Macatawa Bank Corp	11
236	*	Malvern Bancorp, Inc	5
640		Mercantile Bank Corp	21
573		Merchants Bancorp	10
1,997		Meridian Bancorp, Inc	36
1,035		Meta Financial Group, Inc	29
229	*	Metropolitan Bank Holding Corp	10
10,835	*	MGIC Investment Corp	142
582		Midland States Bancorp, Inc	16
334		Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	11
280	*	Mr Cooper Group, Inc	2
213		MutualFirst Financial, Inc	7
984		National Bank Holdings Corp	36
257		National Bankshares, Inc	10
1,661		NBT Bancorp, Inc	62
17,474		New York Community Bancorp, Inc	174
301	*	Nicolet Bankshares, Inc	19
2,265	*	NMI Holdings, Inc	64
256		Northeast Bank	7
1,643		Northfield Bancorp, Inc	26
280		Northrim BanCorp, Inc	10
3,683		Northwest Bancshares, Inc	65
223		Norwood Financial Corp	8
1,583		OceanFirst Financial Corp	39
1,902		OFG Bancorp	45
160	e	Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	10
4,858		Old National Bancorp	81
1,237		Old Second Bancorp, Inc	16
796		Opus Bank	17
568		Origin Bancorp, Inc	19
1,420		Oritani Financial Corp	25
297		Orrstown Financial Services, Inc	7
589	*	Pacific Mercantile Bancorp	5
1,516		Pacific Premier Bancorp, Inc	47
4,486		PacWest Bancorp	174
529		Park National Corp	53
198		Parke Bancorp, Inc	5
696		PCSB Financial Corp	14
642		Peapack Gladstone Financial Corp	18
221		Penns Woods Bancorp, Inc	10
575		PennyMac Financial Services, Inc	13
174		Peoples Bancorp of North Carolina, Inc	5
595		Peoples Bancorp, Inc	19
333		Peoples Financial Services Corp	15
12,117		People’s United Financial, Inc	203
521		People’s Utah Bancorp	15
2,763		Pinnacle Financial Partners, Inc	159
16,145		PNC Financial Services Group, Inc	2,216
3,359		Popular, Inc	182
510		Preferred Bank	24
471		Premier Financial Bancorp, Inc	7
2,586		Prosperity Bancshares, Inc	171
168	*	Provident Bancorp, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,502		Provident Financial Services, Inc	$61
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	16
6,822		Radian Group, Inc	156
475		RBB Bancorp	9
37,362		Regions Financial Corp	558
1,629		Renasant Corp	59
364		Republic Bancorp, Inc (Class A)	18
1,873	*	Republic First Bancorp, Inc	9
671		Riverview Bancorp, Inc	6
1,349		S&T Bancorp, Inc	51
1,200		Sandy Spring Bancorp, Inc	42
1,542	*	Seacoast Banking Corp of Florida	39
1,876		ServisFirst Bancshares, Inc	64
497		Shore Bancshares, Inc	8
370		Sierra Bancorp	10
1,852		Signature Bank	224
2,996		Simmons First National Corp (Class A)	70
275	*	SmartFinancial, Inc	6
1,240		South State Corp	91
228	*	Southern First Bancshares, Inc	9
231		Southern Missouri Bancorp, Inc	8
454		Southern National Bancorp of Virginia, Inc	7
1,068		Southside Bancshares, Inc	35
7,815		Sterling Bancorp/DE	166
922		Stock Yards Bancorp, Inc	33
394		Summit Financial Group, Inc	11
16,115		SunTrust Banks, Inc	1,013
1,944	*	SVB Financial Group	437
5,935		Synovus Financial Corp	208
6,199		TCF Financial Corp	129
286		Territorial Bancorp, Inc	9
1,428	*	Texas Capital Bancshares, Inc	88
1,044		TFS Financial Corp	19
1,514	*	The Bancorp, Inc	14
232		Timberland Bancorp, Inc	7
573		Tompkins Trustco, Inc	47
2,493		TowneBank	68
968		Trico Bancshares	37
943	*	Tristate Capital Holdings, Inc	20
657	*	Triumph Bancorp, Inc	19
3,358		Trustco Bank Corp NY	27
2,619		Trustmark Corp	87
1,796		UMB Financial Corp	118
8,613		Umpqua Holdings Corp	143
161		Union Bankshares, Inc	6
3,861		United Bankshares, Inc	143
2,711		United Community Banks, Inc	77
1,829		United Community Financial Corp	18
2,065		United Financial Bancorp, Inc (New)	29
510		United Security Bancshares	6
266		Unity Bancorp, Inc	6
1,012		Univest Corp of Pennsylvania	27
51,181		US Bancorp	2,682
11,790		Valley National Bancorp	127
1,101		Veritex Holdings, Inc	29
1,098		Walker & Dunlop, Inc	58
2,531		Washington Federal, Inc	88
581		Washington Trust Bancorp, Inc	30
1,032		Waterstone Financial, Inc	18
3,586		Webster Financial Corp	171
143,394		Wells Fargo & Co	6,785
1,949		WesBanco, Inc	75
597		West Bancorporation, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,024		Westamerica Bancorporation	$63
3,666	*	Western Alliance Bancorp	164
1,021		Western New England Bancorp, Inc	10
2,157		Wintrust Financial Corp	158
1,991		WSFS Financial Corp	82
7,024		Zions Bancorporation	323

		TOTAL BANKS	59,701

CAPITAL GOODS - 7.0%
19,781		3M Co	3,429
5,419		A.O. Smith Corp	256
1,275		Aaon, Inc	64
1,251		AAR Corp	46
2,301		Actuant Corp (Class A)	57
1,438		Acuity Brands, Inc	198
1,431		Advanced Drainage Systems, Inc	47
5,026	*	Aecom Technology Corp	190
1,316	*	Aegion Corp	24
2,671	*	Aerojet Rocketdyne Holdings, Inc	120
831	*	Aerovironment, Inc	47
2,151		AGCO Corp	167
3,064		Air Lease Corp	127
1,259		Aircastle Ltd	27
374		Alamo Group, Inc	37
1,111		Albany International Corp (Class A)	92
3,351		Allegion plc	370
205		Allied Motion Technologies, Inc	8
3,855		Allison Transmission Holdings, Inc	179
2,253		Altra Holdings, Inc	81
909	*	Ameresco, Inc	13
568	*	American Woodmark Corp	48
8,003		Ametek, Inc	727
1,095		Apogee Enterprises, Inc	48
1,503		Applied Industrial Technologies, Inc	92
15,274		Arconic, Inc	394
1,955		Arcosa, Inc	74
555		Argan, Inc	23
822	*	Armstrong Flooring, Inc	8
1,735		Armstrong World Industries, Inc	169
823		Astec Industries, Inc	27
810	*	Astronics Corp	33
1,239	*	Atkore International Group, Inc	32
2,036	*	Axon Enterprise, Inc	131
1,059		AZZ, Inc	49
1,953		Barnes Group, Inc	110
2,363	*	Beacon Roofing Supply, Inc	87
1,933	*	Bloom Energy Corp	24
278	*	Blue Bird Corp	5
325	*,e	BlueLinx Holdings, Inc	6
2,534	*	BMC Stock Holdings, Inc	54
18,741		Boeing Co	6,822
1,640		Briggs & Stratton Corp	17
3,625	*	Builders FirstSource, Inc	61
3,398		BWX Technologies, Inc	177
883	e	Caesarstone Sdot-Yam Ltd	13
520	*	CAI International, Inc	13
2,023		Carlisle Cos, Inc	284
19,636		Caterpillar, Inc	2,676
1,264	*	Chart Industries, Inc	97
647	*	CIRCOR International, Inc	30
3,463	*	Colfax Corp	97
840		Columbus McKinnon Corp	35
1,470		Comfort Systems USA, Inc	75
945	*	Commercial Vehicle Group, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,524	*	Continental Building Products, Inc	$40
1,570	*	Cornerstone Building Brands, Inc	9
1,769		Crane Co	148
554		CSW Industrials, Inc	38
1,041		Cubic Corp	67
5,439		Cummins, Inc	932
1,720		Curtiss-Wright Corp	219
11,370		Deere & Co	1,884
4,162		Donaldson Co, Inc	212
932		Douglas Dynamics, Inc	37
5,086		Dover Corp	510
485	*	Ducommun, Inc	22
567	*	DXP Enterprises, Inc	21
1,047	*	Dycom Industries, Inc	62
174		Eastern Co	5
14,927		Eaton Corp	1,243
1,960		EMCOR Group, Inc	173
21,674		Emerson Electric Co	1,446
840		Encore Wire Corp	49
648	*,e	Energous Corp	3
1,368	*	Energy Recovery, Inc	14
1,701		EnerSys	117
3,169	*	Enphase Energy, Inc	58
830		EnPro Industries, Inc	53
995		ESCO Technologies, Inc	82
137		EVI Industries, Inc	5
2,773	*	Evoqua Water Technologies Corp	39
21,028		Fastenal Co	685
2,292		Federal Signal Corp	61
4,459		Flowserve Corp	235
4,949		Fluor Corp	167
10,244		Fortive Corp	835
5,005		Fortune Brands Home & Security, Inc	286
499	*	Foundation Building Materials, Inc	9
1,724		Franklin Electric Co, Inc	82
3,933	*	Gardner Denver Holdings, Inc	136
1,403	*	Gates Industrial Corp plc	16
1,474		GATX Corp	117
277	*	Gencor Industries, Inc	4
1,814	*	Generac Holdings, Inc	126
8,877		General Dynamics Corp	1,614
305,788		General Electric Co	3,211
1,244	*	Gibraltar Industries, Inc	50
870		Global Brass & Copper Holdings, Inc	38
922	*	GMS, Inc	20
678		Gorman-Rupp Co	22
5,750		Graco, Inc	289
1,261		GrafTech International Ltd	15
470		Graham Corp	9
1,755		Granite Construction, Inc	85
2,253	*	Great Lakes Dredge & Dock Corp	25
1,065		Greenbrier Cos, Inc	32
1,120		Griffon Corp	19
1,293		H&E Equipment Services, Inc	38
3,062	*	Harsco Corp	84
6,068	*	HD Supply Holdings, Inc	244
1,220		HEICO Corp	163
2,602		HEICO Corp (Class A)	269
922	*	Helios Technologies, Inc	43
981	*	Herc Holdings, Inc	45
3,102		Hexcel Corp	251
2,415		Hillenbrand, Inc	96
25,722		Honeywell International, Inc	4,491
1,854		Hubbell, Inc	242

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,435		Huntington Ingalls	$323
316		Hurco Cos, Inc	11
404		Hyster-Yale Materials Handling, Inc	22
2,662		IDEX Corp	458
298	*	IES Holdings, Inc	6
11,621		Illinois Tool Works, Inc	1,753
8,465		Ingersoll-Rand plc	1,072
716		Insteel Industries, Inc	15
2,978		ITT, Inc	195
4,430		Jacobs Engineering Group, Inc	374
2,384	*	JELD-WEN Holding, Inc	51
1,200		John Bean Technologies Corp	145
32,204		Johnson Controls International plc	1,330
433		Kadant, Inc	39
1,040		Kaman Corp	66
3,108		Kennametal, Inc	115
2,746	*	Kratos Defense & Security Solutions, Inc	63
2,804		L3 Technologies, Inc	687
4,259		L3Harris Technologies, Inc	806
246	*	Lawson Products, Inc	9
306	*	LB Foster Co (Class A)	8
1,228		Lennox International, Inc	338
1,943		Lincoln Electric Holdings, Inc	160
408		Lindsay Corp	34
8,675		Lockheed Martin Corp	3,154
674	*	Lydall, Inc	14
1,198	*	Manitowoc Co, Inc	21
10,437		Masco Corp	410
798	*	Masonite International Corp	42
2,577	*	Mastec, Inc	133
2,076	e	Maxar Technologies, Inc	16
1,815	*	Mercury Systems, Inc	128
1,998	*	Meritor, Inc	48
1,823	*	Middleby Corp	247
1,678	*	Milacron Holdings Corp	23
446		Miller Industries, Inc	14
1,239		Moog, Inc (Class A)	116
3,470	*	MRC Global, Inc	59
1,382		MSC Industrial Direct Co (Class A)	103
2,210		Mueller Industries, Inc	65
6,011		Mueller Water Products, Inc (Class A)	59
639	*	MYR Group, Inc	24
206		National Presto Industries, Inc	19
1,911	*	Navistar International Corp	66
1,020		NN, Inc	10
1,902		Nordson Corp	269
5,584		Northrop Grumman Corp	1,804
371	*	Northwest Pipe Co	10
4,328	*	NOW, Inc	64
291	*	NV5 Holdings, Inc	24
6,241		nVent Electric plc	155
117		Omega Flex, Inc	9
2,481		Oshkosh Truck Corp	207
3,800		Owens Corning, Inc	221
11,964		PACCAR, Inc	857
4,456		Parker-Hannifin Corp	758
334	*	Patrick Industries, Inc	16
5,547		Pentair plc	206
1,847	*	PGT, Inc	31
7,340	*,e	Plug Power, Inc	17
416		Powell Industries, Inc	16
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	30
1,003	*	Proto Labs, Inc	116

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,340		Quanex Building Products Corp	$25
4,869		Quanta Services, Inc	186
1,477		Raven Industries, Inc	53
9,904		Raytheon Co	1,722
899	*	RBC Bearings, Inc	150
1,737		Regal-Beloit Corp	142
4,524	*	Resideo Technologies, Inc	99
432		REV Group, Inc	6
4,030	*	Rexnord Corp	122
4,258		Rockwell Automation, Inc	698
3,603		Roper Industries, Inc	1,320
1,200		Rush Enterprises, Inc (Class A)	44
257		Rush Enterprises, Inc (Class B)	9
5,726	*	Sensata Technologies Holding plc	281
1,581		Simpson Manufacturing Co, Inc	105
1,315	*,e	SiteOne Landscape Supply, Inc	91
1,987		Snap-On, Inc	329
3,569		Spirit Aerosystems Holdings, Inc (Class A)	290
1,707	*	SPX Corp	56
1,563	*	SPX FLOW, Inc	65
472		Standex International Corp	35
5,419		Stanley Black & Decker, Inc	784
1,004	*	Sterling Construction Co, Inc	13
3,212	*	Sunrun, Inc	60
1,233	*	Teledyne Technologies, Inc	338
647		Tennant Co	40
2,533		Terex Corp	80
967	*	Textainer Group Holdings Ltd	10
8,483		Textron, Inc	450
1,276	*	Thermon Group Holdings	33
2,010		Timken Co	103
1,841		Titan International, Inc	9
784	*	Titan Machinery, Inc	16
3,741		Toro Co	250
400	*	TPI Composites, Inc	10
1,681	*	TransDigm Group, Inc	813
2,304	*	Trex Co, Inc	165
1,789	*	Trimas Corp	55
3,773		Trinity Industries, Inc	78
1,667		Triton International Ltd	55
1,896		Triumph Group, Inc	43
1,399	*	Tutor Perini Corp	19
343	*	Twin Disc, Inc	5
2,718	*	United Rentals, Inc	360
28,652		United Technologies Corp	3,730
4,315	*	Univar, Inc	95
1,326		Universal Forest Products, Inc	50
582		Valmont Industries, Inc	74
455	*	Vectrus, Inc	18
419	*	Veritiv Corp	8
649	*	Vicor Corp	20
876	*,e	Vivint Solar, Inc	6
1,584		W.W. Grainger, Inc	425
2,295		Wabash National Corp	37
1,869	*	WABCO Holdings, Inc	248
5,546	e	Wabtec Corp	398
1,090		Watsco, Inc	178
880		Watts Water Technologies, Inc (Class A)	82
5,066	*	Welbilt, Inc	85
2,328	*	Wesco Aircraft Holdings, Inc	26
1,310	*	WESCO International, Inc	66
67	*	Willis Lease Finance Corp	4
1,151	*	Willscot Corp	17
1,753		Woodward Governor Co	198

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,229		Xylem, Inc	$521

		TOTAL CAPITAL GOODS	73,336

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	87
2,247	*	Acacia Research (Acacia Technologies)	7
4,335		ACCO Brands Corp	34
3,263	e	ADT, Inc	20
2,702	*	Advanced Disposal Services, Inc	86
274		Barrett Business Services, Inc	23
198		BG Staffing, Inc	4
1,868		Brady Corp (Class A)	92
511	*	BrightView Holdings, Inc	10
1,790		Brink’s Co	145
1,375	*	Casella Waste Systems, Inc (Class A)	54
2,160	*	CBIZ, Inc	42
948	*	Ceco Environmental Corp	9
814	*	Cimpress NV	74
2,977		Cintas Corp	706
2,053	*	Clean Harbors, Inc	146
6,856	*	Copart, Inc	512
1,260	*	CoStar Group, Inc	698
4,607		Covanta Holding Corp	83
364		CRA International, Inc	14
1,839		Deluxe Corp	75
1,051		Ennis, Inc	22
4,026		Equifax, Inc	544
1,994		Exponent, Inc	117
381		Forrester Research, Inc	18
419	*	Franklin Covey Co	14
1,597	*	FTI Consulting, Inc	134
494	*	GP Strategies Corp	7
2,765	e	Healthcare Services Group	84
711		Heidrick & Struggles International, Inc	21
555	*	Heritage-Crystal Clean, Inc	15
2,222		Herman Miller, Inc	99
1,783		HNI Corp	63
896	*	Huron Consulting Group, Inc	45
707		ICF International, Inc	51
14,008	*	IHS Markit Ltd	893
1,756	*	Innerworkings, Inc	7
1,374		Insperity, Inc	168
2,401		Interface, Inc	37
5,073		KAR Auction Services, Inc	127
1,192		Kelly Services, Inc (Class A)	31
1,045		Kforce, Inc	37
1,392		Kimball International, Inc (Class B)	24
1,970		Knoll, Inc	45
1,994		Korn/Ferry International	80
1,270		LSC Communications, Inc	5
2,161		Manpower, Inc	209
1,217		Matthews International Corp (Class A)	42
919		McGrath RentCorp	57
757	*	Mistras Group, Inc	11
1,705		Mobile Mini, Inc	52
1,290		MSA Safety, Inc	136
514		Multi-Color Corp	26
1,969		Navigant Consulting, Inc	46
12,951		Nielsen NV	293
563	*	NL Industries, Inc	2
1,977	*	On Assignment, Inc	120
7,274		Pitney Bowes, Inc	31
1,198	e	Quad Graphics, Inc	9
7,529		Republic Services, Inc	652

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,107		Resources Connection, Inc	$18
3,920		Robert Half International, Inc	223
4,660		Rollins, Inc	167
2,868		RR Donnelley & Sons Co	6
672	*	SP Plus Corp	21
3,128		Steelcase, Inc (Class A)	53
2,666	*	Stericycle, Inc	127
461		Systemax, Inc	10
1,231	*	Team, Inc	19
2,101		Tetra Tech, Inc	165
6,346		TransUnion	467
1,603	*	TriNet Group, Inc	109
1,626	*	TrueBlue, Inc	36
592		Unifirst Corp	112
844		US Ecology, Inc	50
5,683		Verisk Analytics, Inc	832
795		Viad Corp	53
340		VSE Corp	10
1,451	*	WageWorks, Inc	74
14,944		Waste Management, Inc	1,724
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,581

CONSUMER DURABLES & APPAREL - 1.3%
821		Acushnet Holdings Corp	22
2,238	*	American Outdoor Brands Corp	20
383		Bassett Furniture Industries, Inc	6
1,140	*	Beazer Homes USA, Inc	11
2,639		Brunswick Corp	121
3,598		Callaway Golf Co	62
5,047	*	Capri Holdings Ltd	175
1,735		Carter’s, Inc	169
237	*	Cavco Industries, Inc	37
707	*	Century Communities, Inc	19
727		Clarus Corp	11
1,106		Columbia Sportswear Co	111
2,849	*	CROCS, Inc	56
447		Culp, Inc	9
1,015	*	Deckers Outdoor Corp	179
11,998		DR Horton, Inc	518
458		Escalade, Inc	5
958		Ethan Allen Interiors, Inc	20
273		Flexsteel Industries, Inc	5
1,713	*,e	Fossil Group, Inc	20
5,134		Garmin Ltd	410
1,666	*	G-III Apparel Group Ltd	49
4,066	*,e	GoPro, Inc	22
992	*	Green Brick Partners, Inc	8
364		Hamilton Beach Brands Holding Co	7
12,390		Hanesbrands, Inc	213
3,939		Hasbro, Inc	416
789	*	Helen of Troy Ltd	103
438		Hooker Furniture Corp	9
845	*	Installed Building Products, Inc	50
1,024	*,e	iRobot Corp	94
232		Johnson Outdoors, Inc	17
3,347		KB Home	86
1,623	*	Kontoor Brands, Inc	46
1,887		La-Z-Boy, Inc	58
4,915		Leggett & Platt, Inc	189
631		Lennar Corp (B Shares)	24
10,479		Lennar Corp (Class A)	508
624	*,e	LGI Homes, Inc	45
362		Lifetime Brands, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

336	*	Lovesac Co	$10
4,174	*	Lululemon Athletica, Inc	752
862	*	M/I Homes, Inc	25
776	*	Malibu Boats, Inc	30
441		Marine Products Corp	7
673	*	MasterCraft Boat Holdings, Inc	13
12,611	*,e	Mattel, Inc	141
1,794		MDC Holdings, Inc	59
1,156	*	Meritage Homes Corp	59
2,102	*	Mohawk Industries, Inc	310
638		Movado Group, Inc	17
182		Nacco Industries, Inc (Class A)	9
15,075		Newell Rubbermaid, Inc	232
43,476		Nike, Inc (Class B)	3,650
117	*	NVR, Inc	394
621		Oxford Industries, Inc	47
2,203		Polaris Industries, Inc	201
8,920		Pulte Homes, Inc	282
1,433	*	Purple Innovation, Inc	10
2,715		PVH Corp	257
1,797		Ralph Lauren Corp	204
2,895	*	Roku, Inc	262
4,672	*	Skechers U.S.A., Inc (Class A)	147
1,768		Skyline Corp	48
3,457		Steven Madden Ltd	117
652		Sturm Ruger & Co, Inc	36
295		Superior Uniform Group, Inc	5
10,357		Tapestry, Inc	329
2,707	*	Taylor Morrison Home Corp	57
1,812	*	Tempur Sealy International, Inc	133
4,401		Toll Brothers, Inc	161
1,426	*	TopBuild Corp	118
3,938	*	TRI Pointe Homes, Inc	47
1,753		Tupperware Corp	33
7,201	*	Under Armour, Inc (Class A)	183
7,306	*	Under Armour, Inc (Class C)	162
700	*	Unifi, Inc	13
585	*	Universal Electronics, Inc	24
1,001	*	Vera Bradley, Inc	12
10,868		VF Corp	949
2,174	*	Vista Outdoor, Inc	19
2,108		Whirlpool Corp	300
889	*	William Lyon Homes, Inc	16
3,662		Wolverine World Wide, Inc	101
466	*,e	YETI Holdings, Inc	14
1,093	*	Zagg, Inc	8

		TOTAL CONSUMER DURABLES & APPAREL	13,936

CONSUMER SERVICES - 2.4%
1,758	*	Adtalem Global Education, Inc	79
675	*	American Public Education, Inc	20
8,281		ARAMARK Holdings Corp	299
2,383		BBX Capital Corp	12
39	*	Biglari Holdings, Inc (B Shares)	4
817		BJ’s Restaurants, Inc	36
3,148		Bloomin’ Brands, Inc	60
3,239		Boyd Gaming Corp	87
1,976	*	Bright Horizons Family Solutions	298
1,545	e	Brinker International, Inc	61
22,033	*	Caesars Entertainment Corp	260
2,656	*	Career Education Corp	51
13,939		Carnival Corp	649
591		Carriage Services, Inc	11
1,345	*	Carrols Restaurant Group, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

761	*	Century Casinos, Inc	$7
1,085	e	Cheesecake Factory	47
3,925	*	Chegg, Inc	151
904	*	Chipotle Mexican Grill, Inc (Class A)	662
891		Choice Hotels International, Inc	78
1,305		Churchill Downs, Inc	150
751	*	Chuy’s Holdings, Inc	17
521	e	Cracker Barrel Old Country Store, Inc	89
4,390		Darden Restaurants, Inc	534
1,638		Dave & Buster’s Entertainment, Inc	66
1,033	*,e	Del Frisco’s Restaurant Group, Inc	8
1,227	*	Del Taco Restaurants, Inc	16
2,646	*	Denny’s Corp	54
664		DineEquity, Inc	63
1,538		Domino’s Pizza, Inc	428
2,096	*	Drive Shack, Inc	10
2,930		Dunkin Brands Group, Inc	233
809	*	El Pollo Loco Holdings, Inc	9
2,425	*,e	Eldorado Resorts, Inc	112
125	*,e	Empire Resorts, Inc	1
6,386		Extended Stay America, Inc	108
1,005	*	Fiesta Restaurant Group, Inc	13
2,998	*	frontdoor, Inc	131
412	*	Golden Entertainment, Inc	6
115		Graham Holdings Co	79
1,750	*	Grand Canyon Education, Inc	205
6,952		H&R Block, Inc	204
768	*	Habit Restaurants, Inc	8
3,588	*	Hilton Grand Vacations, Inc	114
10,150		Hilton Worldwide Holdings, Inc	992
4,089	*	Houghton Mifflin Harcourt Co	24
1,223		Hyatt Hotels Corp	93
4,144	e	International Game Technology plc	54
972		International Speedway Corp (Class A)	44
596	*	J Alexander’s Holdings, Inc	7
713		Jack in the Box, Inc	58
1,321	*	K12, Inc	40
12,052		Las Vegas Sands Corp	712
1,409	*	Laureate Education, Inc	22
608	*	Lindblad Expeditions Holdings, Inc	11
9,819		Marriott International, Inc (Class A)	1,377
1,536		Marriott Vacations Worldwide Corp	148
27,172		McDonald’s Corp	5,643
17,782		MGM Resorts International	508
388	*	Monarch Casino & Resort, Inc	17
133		Nathan’s Famous, Inc	10
400	*,e	Noodles & Co	3
7,366	*	Norwegian Cruise Line Holdings Ltd	395
1,063	e	Papa John’s International, Inc	48
4,241	*	Penn National Gaming, Inc	82
3,264	*	Planet Fitness, Inc	236
322	*	PlayAGS, Inc	6
946	*	Potbelly Corp	5
330		RCI Hospitality Holdings, Inc	6
638	*	Red Lion Hotels Corp	5
500	*	Red Robin Gourmet Burgers, Inc	15
2,623		Red Rock Resorts, Inc	56
1,367	*	Regis Corp	23
5,811		Royal Caribbean Cruises Ltd	704
1,174		Ruth’s Chris Steak House, Inc	27
1,968	*	Scientific Games Corp (Class A)	39
1,710	*	SeaWorld Entertainment, Inc	53
5,752		Service Corp International	269
4,718	*	ServiceMaster Global Holdings, Inc	246

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

841	*	Shake Shack, Inc	$61
2,790		Six Flags Entertainment Corp	139
1,487	*	Sotheby’s (Class A)	86
581		Speedway Motorsports, Inc	11
42,798		Starbucks Corp	3,588
791		Strategic Education, Inc	141
2,599		Texas Roadhouse, Inc (Class A)	139
1,434		Vail Resorts, Inc	320
1,421	*	Weight Watchers International, Inc	27
7,240		Wendy’s	142
1,127		Wingstop, Inc	107
3,769		Wyndham Destinations, Inc	165
3,184		Wyndham Hotels & Resorts, Inc	177
3,458		Wynn Resorts Ltd	429
12,807		Yum China Holdings, Inc	592
10,660		Yum! Brands, Inc	1,180

		TOTAL CONSUMER SERVICES	24,824

DIVERSIFIED FINANCIALS - 3.6%
1,964		Affiliated Managers Group, Inc	181
1,028		AG Mortgage Investment Trust	16
17,298		AGNC Investment Corp	291
13,932		Ally Financial, Inc	432
24,222		American Express Co	2,990
4,816		Ameriprise Financial, Inc	699
51,486		Annaly Capital Management, Inc	470
3,633		Anworth Mortgage Asset Corp	14
5,261		Apollo Commercial Real Estate Finance, Inc	97
1,014		Ares Commercial Real Estate Corp	15
2,272		Ares Management Corp	60
727	e	Arlington Asset Investment Corp (Class A)	5
2,063	*	ARMOUR Residential REIT, Inc	38
1,731		Artisan Partners Asset Management, Inc	48
269	e	Associated Capital Group, Inc	10
10,252		AXA Equitable Holdings, Inc	214
382		B. Riley Financial, Inc	8
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	27
30,149		Bank of New York Mellon Corp	1,331
8,951		BGC Partners, Inc (Class A)	47
4,194		BlackRock, Inc	1,968
3,698		Blackstone Mortgage Trust, Inc	132
1,604	*	Blucora, Inc	49
2,523	*	Cannae Holdings, Inc	73
16,373		Capital One Financial Corp	1,486
3,681		Capstead Mortgage Corp	31
3,879		CBOE Holdings, Inc	402
42,649		Charles Schwab Corp	1,714
412		Cherry Hill Mortgage Investment Corp	7
5,258		Chimera Investment Corp	99
12,574		CME Group, Inc	2,441
853		Cohen & Steers, Inc	44
3,033		Colony Credit Real Estate, Inc	47
1,050	*	Cowen Group, Inc	18
369	*	Credit Acceptance Corp	179
334	*	Curo Group Holdings Corp	4
118		Diamond Hill Investment Group, Inc	17
11,684		Discover Financial Services	907
1,075	*	Donnelley Financial Solutions, Inc	14
620		Dynex Capital, Inc	10
9,222		E*TRADE Financial Corp	411
4,044		Eaton Vance Corp	174
588	*	Elevate Credit, Inc	2
978	*	Encore Capital Group, Inc	33
1,226	*	Enova International, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,565		Evercore Partners, Inc (Class A)	$139
1,443		Exantas Capital Corp	16
1,988	*	Ezcorp, Inc (Class A)	19
1,286		Factset Research Systems, Inc	369
3,795		Federated Investors, Inc (Class B)	123
5,062		FGL Holdings	43
1,501		FirstCash, Inc	150
570	*	Focus Financial Partners, Inc	16
10,833		Franklin Resources, Inc	377
1,532	e	Gain Capital Holdings, Inc	6
181		GAMCO Investors, Inc (Class A)	4
11,654		Goldman Sachs Group, Inc	2,384
1,667		Granite Point Mortgage Trust, Inc	32
416		Great Ajax Corp	6
1,775	*	Green Dot Corp	87
1,124		Greenhill & Co, Inc	15
1,284		GWG Holdings Inc	9
544		Hamilton Lane, Inc	31
836		Houlihan Lokey, Inc	37
2,624		Interactive Brokers Group, Inc (Class A)	142
19,961		IntercontinentalExchange Group, Inc	1,715
601	*	INTL FCStone, Inc	24
15,288		Invesco Ltd	313
4,487		Invesco Mortgage Capital, Inc	72
5,766		Janus Henderson Group plc	145
9,122		Jefferies Financial Group, Inc	175
419		KKR Real Estate Finance Trust, Inc	8
2,645		Ladder Capital Corp	44
5,033		Ladenburg Thalmann Financial Services, Inc	17
4,392		Lazard Ltd (Class A)	151
3,386		Legg Mason, Inc	130
12,454	*	LendingClub Corp	41
3,091		LPL Financial Holdings, Inc	252
1,365		MarketAxess Holdings, Inc	439
418		Marlin Business Services Corp	10
14,764		MFA Mortgage Investments, Inc	106
1,429		Moelis & Co	50
5,935		Moody’s Corp	1,159
43,266		Morgan Stanley	1,896
745		Morningstar, Inc	108
2,983		MSCI, Inc (Class A)	712
4,078		NASDAQ OMX Group, Inc	392
9,280		Navient Corp	127
763		Nelnet, Inc (Class A)	45
14,660		New Residential Investment Corp	226
4,058		New York Mortgage Trust, Inc	25
959	*	NewStar Financial, Inc	0	^
7,076		Northern Trust Corp	637
2,164		OM Asset Management plc	25
2,011	*	On Deck Capital, Inc	8
2,827		OneMain Holdings, Inc	96
448		Oppenheimer Holdings, Inc	12
1,276	e	Orchid Island Capital, Inc	8
2,603		PennyMac Mortgage Investment Trust	57
896		Pico Holdings, Inc	10
553		Piper Jaffray Cos	41
727		PJT Partners, Inc	29
1,801	*	PRA Group, Inc	51
527		Pzena Investment Management, Inc (Class A)	5
4,512		Raymond James Financial, Inc	382
607		Ready Capital Corp	9
3,329		Redwood Trust, Inc	55
383	*	Regional Management Corp	10
8,820		S&P Global, Inc	2,009

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

808	*	Safeguard Scientifics, Inc	$10
4,273		Santander Consumer USA Holdings, Inc	102
4,960		SEI Investments Co	278
298		Silvercrest Asset Management Group, Inc	4
16,893		SLM Corp	164
9,293		Starwood Property Trust, Inc	211
13,446		State Street Corp	754
2,581		Stifel Financial Corp	152
24,816		Synchrony Financial	860
8,226		T Rowe Price Group, Inc	903
9,828		TD Ameritrade Holding Corp	491
427		TPG RE Finance Trust, Inc	8
9,511		Two Harbors Investment Corp	121
1,024		Virtu Financial, Inc	22
255		Virtus Investment Partners, Inc	27
5,048		Voya Financial, Inc	279
3,248		Waddell & Reed Financial, Inc (Class A)	54
1,589		Western Asset Mortgage Capital Corp	16
322		Westwood Holdings Group, Inc	11
4,611		WisdomTree Investments, Inc	28
229	*	World Acceptance Corp	38

		TOTAL DIVERSIFIED FINANCIALS	37,647

ENERGY - 4.6%
5,830	*	Abraxas Petroleum Corp	6
17,773		Anadarko Petroleum Corp	1,254
7,981		Antero Midstream Corp	91
7,333	*	Antero Resources Corp	41
14,158		Apache Corp	410
2,927	*	Apergy Corp	98
550		Arch Coal, Inc	52
4,687		Archrock, Inc	50
985	*	Ardmore Shipping Corp	8
18,455		Baker Hughes a GE Co	455
1,669		Berry Petroleum Co LLC	18
784	*	Bonanza Creek Energy, Inc	16
1,777	*	C&J Energy Services, Inc	21
14,060		Cabot Oil & Gas Corp	323
812	*	Cactus, Inc	27
1,677	*,e	California Resources Corp	33
7,833	*	Callon Petroleum Co	52
2,286	*	Carrizo Oil & Gas, Inc	23
6,772	*	Centennial Resource Development, Inc	51
8,023	*	Cheniere Energy, Inc	549
35,989	*,e	Chesapeake Energy Corp	70
67,385		Chevron Corp	8,386
3,405		Cimarex Energy Co	202
5,167	*	Clean Energy Fuels Corp	14
6,042	*	CNX Resources Corp	44
7,124		Concho Resources, Inc	735
40,189		ConocoPhillips	2,452
1,096	*	CONSOL Energy, Inc	29
3,475	*	Continental Resources, Inc	146
665	*	Contura Energy Inc	35
1,185	*,e	Covia Holdings Corp	2
612		CVR Energy, Inc	31
3,058		Delek US Holdings, Inc	124
15,050	*,e	Denbury Resources, Inc	19
14,642		Devon Energy Corp	418
2,870		DHT Holdings, Inc	17
2,618	*,e	Diamond Offshore Drilling, Inc	23
5,810		Diamondback Energy, Inc	633
535		DMC Global, Inc	34
1,163	*	Dorian LPG Ltd	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,470	*	Dril-Quip, Inc	$71
384	*	Earthstone Energy, Inc	2
2,812	*	Energy Fuels, Inc	9
20,728		EOG Resources, Inc	1,931
9,818		EQT Corp	155
7,854		Equitrans Midstream Corp	155
891	*	Era Group, Inc	7
668		Evolution Petroleum Corp	5
1,256	*	Exterran Corp	18
4,719	*,e	Extraction Oil & Gas, Inc	20
149,879		Exxon Mobil Corp	11,485
2,612	*	Forum Energy Technologies, Inc	9
1,937	*	Frank’s International NV	11
744	*	FTS International, Inc	4
1,757		GasLog Ltd	25
3,789		Golar LNG Ltd	70
1,490		Green Plains Renewable Energy, Inc	16
1,746	*	Gulfport Energy Corp	9
557		Hallador Energy Co	3
31,721		Halliburton Co	721
5,378	*	Helix Energy Solutions Group, Inc	46
3,775		Helmerich & Payne, Inc	191
9,277		Hess Corp	590
2,221	*	HighPoint Resources Corp	4
5,996		HollyFrontier Corp	278
1,312	*	Independence Contract Drilling, Inc	2
1,110	*	International Seaways, Inc	21
30	*	Isramco, Inc	4
1,195	*	Jagged Peak Energy, Inc	10
1,187	*	Keane Group, Inc	8
69,464		Kinder Morgan, Inc	1,450
641	*	KLX Energy Services Holdings, Inc	13
12,787		Kosmos Energy Ltd	80
6,373	*	Laredo Petroleum Holdings, Inc	18
394	e	Liberty Oilfield Services, Inc	6
3,546	*	Magnolia Oil & Gas Corp	41
275		Mammoth Energy Services, Inc	2
29,487		Marathon Oil Corp	419
23,241		Marathon Petroleum Corp	1,299
3,403	*	Matador Resources Co	68
1,193	*	Matrix Service Co	24
3,642	*	McDermott International, Inc	35
357	*	Midstates Petroleum Co, Inc	2
219	*	Montage Resources Corp	1
6,404		Murphy Oil Corp	158
11,900		Nabors Industries Ltd	35
14,486		National Oilwell Varco, Inc	322
561	*	Natural Gas Services Group, Inc	9
410	*	NCS Multistage Holdings, Inc	1
3,366	*	Newpark Resources, Inc	25
250	*	Nine Energy Service, Inc	4
9,079	*	Noble Corp plc	17
17,812		Noble Energy, Inc	399
3,925	e	Nordic American Tanker Shipping	9
3,920	*	Northern Oil And Gas, Inc	8
9,279	*	Oasis Petroleum, Inc	53
26,740		Occidental Petroleum Corp	1,344
3,828	*	Oceaneering International, Inc	78
2,073	*	Oil States International, Inc	38
14,562		ONEOK, Inc	1,002
836	*	Overseas Shipholding Group, Inc	2
1,047	*	Pacific Drilling SA	13
648		Panhandle Oil and Gas, Inc (Class A)	8
1,291	*	Par Pacific Holdings, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,019	*	Parsley Energy, Inc	$171
8,122		Patterson-UTI Energy, Inc	93
4,259		PBF Energy, Inc	133
2,579	*	PDC Energy, Inc	93
2,971		Peabody Energy Corp	72
544	*	Penn Virginia Corp	17
16,061		Phillips 66	1,502
5,975		Pioneer Natural Resources Co	919
76	*	PrimeEnergy Corp	10
2,609	*	ProPetro Holding Corp	54
5,495	*	Questar Market Resources, Inc	40
7,038	e	Range Resources Corp	49
1,467	*	Renewable Energy Group, Inc	23
234	*	Rex American Resources Corp	17
611	*	RigNet, Inc	6
1,749	*	Ring Energy, Inc	6
2,256	e	RPC, Inc	16
1,269	*	SandRidge Energy, Inc	9
49,115		Schlumberger Ltd	1,952
679		Scorpio Tankers, Inc	20
617	*	SEACOR Holdings, Inc	29
629	*	SEACOR Marine Holdings, Inc	9
351	*	Select Energy Services, Inc	4
2,570		SemGroup Corp	31
2,365	e	Ship Finance International Ltd	30
253	*	SilverBow Resources, Inc	4
4,345		SM Energy Co	54
801	*,e	Smart Sand, Inc	2
369		Solaris Oilfield Infrastructure, Inc	6
19,699	*	Southwestern Energy Co	62
7,633	*	SRC Energy, Inc	38
5,923	*	Superior Energy Services	8
749	*	Talos Energy, Inc	18
7,616		Targa Resources Investments, Inc	299
2,010	e	Teekay Corp	7
3,273		Teekay Tankers Ltd (Class A)	4
2,116	*,e	Tellurian, Inc	17
3,896	*	Tetra Technologies, Inc	6
878	*	Tidewater, Inc	21
18,540	*,e	Transocean Ltd	119
1,986	*	Unit Corp	18
5,127	*,e	Uranium Energy Corp	7
3,143	e	US Silica Holdings, Inc	40
14,743		Valero Energy Corp	1,262
3,587	*	W&T Offshore, Inc	18
3,512	*,e	Whiting Petroleum Corp	66
42,552		Williams Cos, Inc	1,193
2,651		World Fuel Services Corp	95
15,377	*	WPX Energy, Inc	177

		TOTAL ENERGY	48,738

FOOD & STAPLES RETAILING - 1.3%
1,108		Andersons, Inc	30
1,203		Casey’s General Stores, Inc	188
776	*	Chefs’ Warehouse Holdings, Inc	27
15,507		Costco Wholesale Corp	4,098
555		Ingles Markets, Inc (Class A)	17
28,104		Kroger Co	610
345	*	Natural Grocers by Vitamin C	4
2,973	*	Performance Food Group Co	119
820		Pricesmart, Inc	42
1,730	*,e	Rite Aid Corp	14
957		Spartan Stores, Inc	11
4,309	*	Sprouts Farmers Market, Inc	81

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,709		Sysco Corp	$1,182
2,032	*	United Natural Foods, Inc	18
7,566	*	US Foods Holding Corp	271
292		Village Super Market (Class A)	8
27,305		Walgreens Boots Alliance, Inc	1,493
49,693		Walmart, Inc	5,490
313		Weis Markets, Inc	11

		TOTAL FOOD & STAPLES RETAILING	13,714

FOOD, BEVERAGE & TOBACCO - 3.4%
4,215	*,e	22nd Century Group, Inc	9
135		Alico, Inc	4
66,243		Altria Group, Inc	3,137
19,605		Archer Daniels Midland Co	800
2,508	e	B&G Foods, Inc (Class A)	52
344	*	Beyond Meat, Inc	55
344	*	Boston Beer Co, Inc (Class A)	130
347	*	Bridgford Foods Corp	10
1,865		Brown-Forman Corp (Class A)	103
6,069		Brown-Forman Corp (Class B)	336
4,825		Bunge Ltd	269
583		Calavo Growers, Inc	56
1,263		Cal-Maine Foods, Inc	53
6,056	e	Campbell Soup Co	243
185		Coca-Cola Bottling Co Consolidated	55
135,228		Coca-Cola Co	6,886
16,363		ConAgra Brands, Inc	434
5,499		Constellation Brands, Inc (Class A)	1,083
418	*	Craft Brewers Alliance, Inc	6
6,364	*	Darling International, Inc	127
3,513		Dean Foods Co	3
288	*	Farmer Bros Co	5
6,911		Flowers Foods, Inc	161
1,315		Fresh Del Monte Produce, Inc	35
901	*	Freshpet, Inc	41
20,983		General Mills, Inc	1,102
3,970	*	Hain Celestial Group, Inc	87
5,111		Hershey Co	685
9,328		Hormel Foods Corp	378
3,112	*	Hostess Brands, Inc	45
2,304		Ingredion, Inc	190
585		J&J Snack Foods Corp	94
3,719		J.M. Smucker Co	428
368		John B. Sanfilippo & Son, Inc	29
8,945		Kellogg Co	479
7,218		Keurig Dr Pepper, Inc	209
21,333		Kraft Heinz Co	662
5,006		Lamb Weston Holdings, Inc	317
621		Lancaster Colony Corp	92
1,056	*	Landec Corp	10
443		Limoneira Co	9
4,446		McCormick & Co, Inc	689
476	e	MGP Ingredients, Inc	32
6,197		Molson Coors Brewing Co (Class B)	347
50,340		Mondelez International, Inc	2,713
13,664	*	Monster Beverage Corp	872
457	e	National Beverage Corp	20
49,600		PepsiCo, Inc	6,504
55,131		Philip Morris International, Inc	4,329
2,078	*	Pilgrim’s Pride Corp	53
2,255	*	Post Holdings, Inc	235
845	*	Primo Water Corp	10
787		Sanderson Farms, Inc	108
10		Seaboard Corp	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

365	*	Seneca Foods Corp	$10
2,221	*	Simply Good Foods Co	54
335	e	Tootsie Roll Industries, Inc	12
2,158	*	TreeHouse Foods, Inc	117
183		Turning Point Brands, Inc	9
10,319		Tyson Foods, Inc (Class A)	833
917		Universal Corp	56
3,235		Vector Group Ltd	32

		TOTAL FOOD, BEVERAGE & TOBACCO	35,985

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
60,777		Abbott Laboratories	5,112
1,565	*	Abiomed, Inc	408
3,023	*,e	Acadia Healthcare Co, Inc	106
3,073	*	Accuray, Inc	12
255	*	Addus HomeCare Corp	19
2,799	*	Align Technology, Inc	766
7,075	*	Allscripts Healthcare Solutions, Inc	82
2,458	*	Alphatec Holdings Inc	11
1,103	*	Amedisys, Inc	134
368	*	American Renal Associates Holdings, Inc	3
5,567		AmerisourceBergen Corp	475
1,159	*	AMN Healthcare Services, Inc	63
1,310	*	Angiodynamics, Inc	26
5,621	*	Antares Pharma, Inc	19
9,109		Anthem, Inc	2,571
912	*,e	Apollo Medical Holdings, Inc	15
1,701	*	Apyx Medical Corp	11
1,229	*	AtriCure, Inc	37
55		Atrion Corp	47
1,812	*	Avanos Medical, Inc	79
1,009	*	AxoGen, Inc	20
542	*	Axonics Modulation Technologies, Inc	22
17,054		Baxter International, Inc	1,397
9,399		Becton Dickinson & Co	2,369
4,529	*	BioScrip, Inc	12
1,145	*	BioSig Technologies Inc	11
1,148	*	BioTelemetry, Inc	55
48,630	*	Boston Scientific Corp	2,090
7,134	*	Brookdale Senior Living, Inc	51
1,418		Cantel Medical Corp	114
10,808		Cardinal Health, Inc	509
1,207	*	Cardiovascular Systems, Inc	52
2,441	*	Castlight Health, Inc	8
539	*	Catasys Inc	10
14,606	*	Centene Corp	766
11,437	*	Cerner Corp	838
4,212	*	Cerus Corp	24
511		Chemed Corp	184
13,362		Cigna Corp	2,105
481		Computer Programs & Systems, Inc	13
2,605	*	ConforMIS, Inc	11
1,071		Conmed Corp	92
1,710		Cooper Cos, Inc	576
3,268	*	Corindus Vascular Robotics, Inc	10
368	*	Corvel Corp	32
2,274	*	Covetrus, Inc	56
1,273	*	Cross Country Healthcare, Inc	12
1,250	*	CryoLife, Inc	37
917	*,e	CryoPort, Inc	17
593	*	Cutera, Inc	12
46,003		CVS Health Corp	2,507
1,039	*,e	CytoSorbents Corp	7
22,384		Danaher Corp	3,199

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,837	*	DaVita, Inc	$272
7,876		Dentsply Sirona, Inc	460
3,127	*	DexCom, Inc	469
1,886	*	Diplomat Pharmacy, Inc	12
7,490	*	Edwards Lifesciences Corp	1,384
3,477		Encompass Health Corp	220
1,885		Ensign Group, Inc	107
1,556	*	Enzo Biochem, Inc	5
2,484	*	Evolent Health, Inc	20
1,393	*	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	12
1,112	*	Glaukos Corp	84
2,762	*	Globus Medical, Inc	117
1,211	*	Guardant Health, Inc	105
1,656	*	Haemonetics Corp	199
9,694		HCA Holdings, Inc	1,310
1,932	*	HealthEquity, Inc	126
1,071		HealthStream, Inc	28
5,175	*	Henry Schein, Inc	362
236	*	Heska Corp	20
2,532		Hill-Rom Holdings, Inc	265
3,262	*	HMS Holdings Corp	106
9,576	*	Hologic, Inc	460
4,792		Humana, Inc	1,271
588	*	ICU Medical, Inc	148
3,029	*	IDEXX Laboratories, Inc	834
672	*	Inogen, Inc	45
2,425	*,e	Inovalon Holdings, Inc	35
468	*	Inspire Medical Systems, Inc	28
2,272	*	Insulet Corp	271
935	*	Integer Holding Corp	78
2,413	*	Integra LifeSciences Holdings Corp	135
222	*	IntriCon Corp	5
4,031	*	Intuitive Surgical, Inc	2,114
1,260		Invacare Corp	7
878	*	iRhythm Technologies, Inc	69
574	*	Joint Corp	10
3,540	*	Laboratory Corp of America Holdings	612
982	*	Lantheus Holdings, Inc	28
562		LeMaitre Vascular, Inc	16
1,045	*	LHC Group, Inc	125
1,646	*	LivaNova plc	118
735	*	Magellan Health Services, Inc	55
1,746	*	Masimo Corp	260
6,781		McKesson Corp	911
2,192	*	Medidata Solutions, Inc	198
2,494	*	MEDNAX, Inc	63
47,758		Medtronic plc	4,651
1,637		Meridian Bioscience, Inc	19
1,836	*	Merit Medical Systems, Inc	109
126		Mesa Laboratories, Inc	31
402	*	Misonix Inc	10
2,279	*	Molina Healthcare, Inc	326
212		National Healthcare Corp	17
357		National Research Corp	21
1,257	*	Natus Medical, Inc	32
1,932	*	Neogen Corp	120
839	*	Neuronetics, Inc	11
1,074	*	Nevro Corp	70
1,960	*	NextGen Healthcare, Inc	39
2,979	*	Novocure Ltd	188
1,937	*	NuVasive, Inc	113
1,384	*	Omnicell, Inc	119
681	*	OptimizeRx Corp	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,181	*	OraSure Technologies, Inc	$20
679	*	Orthofix International NV	36
225	*	OrthoPediatrics Corp	9
2,343		Owens & Minor, Inc	8
3,229		Patterson Cos, Inc	74
1,140	*	Penumbra, Inc	182
275	*	PetIQ, Inc	9
1,594	*	Premier, Inc	62
495	*	Providence Service Corp	28
356	*,e	Pulse Biosciences, Inc	5
4,567		Quest Diagnostics, Inc	465
1,084	*	Quidel Corp	64
3,887	*	R1 RCM, Inc	49
1,510	*	RadNet, Inc	21
5,009		Resmed, Inc	611
1,891	*	Rockwell Medical, Inc	6
2,673	*	RTI Biologics, Inc	11
640	*	SeaSpine Holdings Corp	9
4,065	*	Select Medical Holdings Corp	65
2,436	*,e	Senseonics Holdings, Inc	5
278	*	SI-BONE, Inc	6
549	*,e	Sientra, Inc	3
414		Simulations Plus, Inc	12
1,741	*	Staar Surgical Co	51
2,985		STERIS plc	444
12,184		Stryker Corp	2,505
643	*	Surgery Partners, Inc	5
516	*	SurModics, Inc	22
350	*,e	Tabula Rasa HealthCare, Inc	17
357	*	Tactile Systems Technology, Inc	20
1,948	*	Tandem Diabetes Care, Inc	126
2,089	*	Teladoc, Inc	139
1,575		Teleflex, Inc	522
3,172	*	Tenet Healthcare Corp	66
1,669	*	Tivity Health, Inc	27
5,738	*,e	TransEnterix, Inc	8
948	*	Triple-S Management Corp (Class B)	23
33,466		UnitedHealth Group, Inc	8,166
3,028		Universal Health Services, Inc (Class B)	395
468		US Physical Therapy, Inc	57
149		Utah Medical Products, Inc	14
1,492	*	Varex Imaging Corp	46
3,205	*	Varian Medical Systems, Inc	436
4,450	*	Veeva Systems, Inc	721
2,437	*,e	ViewRay, Inc	21
1,082	*	Vocera Communications, Inc	35
1,792	*	WellCare Health Plans, Inc	511
2,428		West Pharmaceutical Services, Inc	304
4,098	*	Wright Medical Group NV	122
7,276		Zimmer Biomet Holdings, Inc	857
953		Zynex Inc	9

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	64,111

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
400	*	Central Garden & Pet Co	11
1,366	*	Central Garden and Pet Co (Class A)	34
9,043		Church & Dwight Co, Inc	661
4,461		Clorox Co	683
29,910		Colgate-Palmolive Co	2,144
10,208		Coty, Inc	137
1,561	*	Edgewell Personal Care Co	42
812	*	elf Beauty, Inc	11
2,362		Energizer Holdings, Inc	91
7,521		Estee Lauder Cos (Class A)	1,377

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,725	*	Herbalife Ltd	$159
735		Inter Parfums, Inc	49
12,205		Kimberly-Clark Corp	1,627
385		Medifast, Inc	49
537	*	Nature’s Sunshine Products, Inc	5
2,034		Nu Skin Enterprises, Inc (Class A)	100
255		Oil-Dri Corp of America	9
87,524		Procter & Gamble Co	9,597
480	*,e	Revlon, Inc (Class A)	9
1,707		Spectrum Brands Holdings, Inc	92
426	*	USANA Health Sciences, Inc	34
538		WD-40 Co	85

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,006

INSURANCE - 4.1%
26,451		Aflac, Inc	1,450
479		Alleghany Corp	326
11,657		Allstate Corp	1,185
1,747	*	AMBAC Financial Group, Inc	29
3,330		American Equity Investment Life Holding Co	90
2,360		American Financial Group, Inc	242
30,801		American International Group, Inc	1,641
41		American National Insurance Co	5
751		Amerisafe, Inc	48
8,554		Aon plc	1,651
13,267	*	Arch Capital Group Ltd	492
1,294		Argo Group International Holdings Ltd	96
6,208		Arthur J. Gallagher & Co	544
2,172		Assurant, Inc	231
4,096		Assured Guaranty Ltd	172
5,275	*	Athene Holding Ltd	227
2,754		Axis Capital Holdings Ltd	164
69,265	*	Berkshire Hathaway, Inc (Class B)	14,765
3,589	*	Brighthouse Financial, Inc	132
7,851		Brown & Brown, Inc	263
16,260		Chubb Ltd	2,395
5,432		Cincinnati Financial Corp	563
2,162	*,e	Citizens, Inc (Class A)	16
758		CNA Financial Corp	36
6,647		Conseco, Inc	111
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	64
252		EMC Insurance Group, Inc	9
1,239		Employers Holdings, Inc	52
437	*	Enstar Group Ltd	76
983		Erie Indemnity Co (Class A)	250
1,321		Everest Re Group Ltd	327
371		FBL Financial Group, Inc (Class A)	24
485		FedNat Holding Co	7
3,673		First American Financial Corp	197
9,345		FNF Group	377
19,503	*	Genworth Financial, Inc (Class A)	72
328		Global Indemnity Ltd	10
345	e	Goosehead Insurance, Inc	17
621	*	Greenlight Capital Re Ltd (Class A)	5
368	*	Hallmark Financial Services	5
1,392		Hanover Insurance Group, Inc	179
12,715		Hartford Financial Services Group, Inc	709
290		HCI Group, Inc	12
443	*	Health Insurance Innovations, Inc	12
1,074		Heritage Insurance Holdings, Inc	17
1,591		Horace Mann Educators Corp	64
345		Independence Holding Co	13
62		Investors Title Co	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

646		James River Group Holdings Ltd	$30
2,010		Kemper Corp	173
566		Kinsale Capital Group, Inc	52
7,267		Lincoln National Corp	468
9,332		Loews Corp	510
480	*	Markel Corp	523
18,060		Marsh & McLennan Cos, Inc	1,802
4,904	*	MBIA, Inc	46
1,072		Mercury General Corp	67
28,837		Metlife, Inc	1,432
1,991		National General Holdings Corp	46
92		National Western Life Group, Inc	24
394	*	NI Holdings, Inc	7
10,495		Old Republic International Corp	235
1,513		Primerica, Inc	182
9,794		Principal Financial Group	567
1,956		ProAssurance Corp	71
20,682		Progressive Corp	1,653
422		Protective Insurance Corp	7
14,555		Prudential Financial, Inc	1,470
2,140		Reinsurance Group of America, Inc (Class A)	334
1,379		RenaissanceRe Holdings Ltd	245
1,544		RLI Corp	132
591		Safety Insurance Group, Inc	56
2,223		Selective Insurance Group, Inc	167
630		State Auto Financial Corp	22
815		Stewart Information Services Corp	33
2,745	*	Third Point Reinsurance Ltd	28
1,255		Tiptree Financial, Inc	8
3,529		Torchmark Corp	316
9,385		Travelers Cos, Inc	1,403
855	*,e	Trupanion, Inc	31
844		United Fire & Casualty Co	41
739		United Insurance Holdings Corp	11
1,340		Universal Insurance Holdings, Inc	37
7,450		UnumProvident Corp	250
4,811		W.R. Berkley Corp	317
124		White Mountains Insurance Group Ltd	127
4,518		Willis Towers Watson plc	865

		TOTAL INSURANCE	43,176

MATERIALS - 3.0%
788		Advanced Emissions Solutions, Inc	10
1,237	*	AdvanSix, Inc	30
7,775		Air Products & Chemicals, Inc	1,760
12,220	*,e	AK Steel Holding Corp	29
3,894		Albemarle Corp	274
6,581	*	Alcoa Corp	154
4,202	*	Allegheny Technologies, Inc	106
1,143		American Vanguard Corp	18
1,996		Aptargroup, Inc	248
716		Ardagh Group S.A.	13
2,222		Ashland Global Holdings, Inc	178
2,946		Avery Dennison Corp	341
7,111	*	Axalta Coating Systems Ltd	212
1,227		Balchem Corp	123
11,793		Ball Corp	825
4,805	*	Berry Plastics Group, Inc	253
1,581		Boise Cascade Co	44
1,693		Cabot Corp	81
1,812		Carpenter Technology Corp	87
4,477		Celanese Corp (Series A)	483
1,952	*	Century Aluminum Co	13
7,779		CF Industries Holdings, Inc	363

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

284		Chase Corp	$31
6,233		Chemours Co	150
623	*	Clearwater Paper Corp	12
9,437	e	Cleveland-Cliffs, Inc	101
6,825	*	Coeur Mining, Inc	30
4,501		Commercial Metals Co	80
1,251		Compass Minerals International, Inc	69
26,802	*	Corteva, Inc	793
4,304	*	Crown Holdings, Inc	263
2,440		Domtar Corp	109
26,925		Dow, Inc	1,328
26,802		DuPont de Nemours, Inc	2,012
1,609		Eagle Materials, Inc	149
4,801		Eastman Chemical Co	374
8,940		Ecolab, Inc	1,765
8,571	*	Element Solutions, Inc	89
3,191	*	Ferro Corp	50
2,943	*	Ferroglobe plc	0
2,151	*,e	Flotek Industries, Inc	7
4,704		FMC Corp	390
657	*,e	Forterra, Inc	3
51,409		Freeport-McMoRan Copper & Gold, Inc (Class B)	597
954	*	FutureFuel Corp	11
2,797	*	GCP Applied Technologies, Inc	63
2,189	*	Gold Resource Corp	7
12,219		Graphic Packaging Holding Co	171
985		Greif, Inc (Class A)	32
203		Greif, Inc (Class B)	9
1,961		H.B. Fuller Co	91
377		Hawkins, Inc	16
501		Haynes International, Inc	16
17,634		Hecla Mining Co	32
8,070		Huntsman Corp	165
1,659	*	Ingevity Corp	174
803		Innophos Holdings, Inc	23
974		Innospec, Inc	89
3,776	e	International Flavors & Fragrances, Inc	548
14,145		International Paper Co	613
3,628	*	Intrepid Potash, Inc	12
656		Kaiser Aluminum Corp	64
850	*	Koppers Holdings, Inc	25
1,207	*	Kraton Polymers LLC	38
893		Kronos Worldwide, Inc	14
19,213		Linde plc	3,858
830	*	Livent Corp	6
4,359		Louisiana-Pacific Corp	114
901	*	LSB Industries, Inc	4
10,670		LyondellBasell Industries AF S.C.A	919
2,142		Martin Marietta Materials, Inc	493
774		Materion Corp	52
1,370		Minerals Technologies, Inc	73
12,629		Mosaic Co	316
871		Myers Industries, Inc	17
642		Neenah Paper, Inc	43
278		NewMarket Corp	111
28,648		Newmont Mining Corp	1,102
8,146	*	Novagold Resources Inc	63
10,740		Nucor Corp	592
6,399		Olin Corp	140
395		Olympic Steel, Inc	5
1,779	*	Omnova Solutions, Inc	11
2,087	*	Orion Engineered Carbons SA	45
5,702		Owens-Illinois, Inc	98
3,472		Packaging Corp of America	331

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,827		PH Glatfelter Co	$31
3,172		PolyOne Corp	100
8,330		PPG Industries, Inc	972
890	*	PQ Group Holdings, Inc	14
510		Quaker Chemical Corp	103
1,744		Rayonier Advanced Materials, Inc	11
2,210		Reliance Steel & Aluminum Co	209
2,154		Royal Gold, Inc	221
4,331		RPM International, Inc	265
592	*	Ryerson Holding Corp	5
1,051		Schnitzer Steel Industries, Inc (Class A)	28
1,182		Schweitzer-Mauduit International, Inc	39
1,569		Scotts Miracle-Gro Co (Class A)	155
5,274		Sealed Air Corp	226
1,576		Sensient Technologies Corp	116
2,936		Sherwin-Williams Co	1,346
2,434		Silgan Holdings, Inc	74
3,066		Sonoco Products Co	200
3,201		Southern Copper Corp	124
7,498		Steel Dynamics, Inc	226
775		Stepan Co	71
4,288	*	Summit Materials, Inc	83
2,524	*	SunCoke Energy, Inc	22
1,535	*	TimkenSteel Corp	12
970	*	Trecora Resources	9
1,164		Tredegar Corp	19
1,292		Trinseo S.A.	55
2,505		Tronox Holdings plc	32
226	*	UFP Technologies, Inc	9
66		United States Lime & Minerals, Inc	5
5,177	e	United States Steel Corp	79
577	*	US Concrete, Inc	29
882		Valhi, Inc	3
7,329		Valvoline, Inc	143
1,233	*	Verso Corp	23
4,645		Vulcan Materials Co	638
1,812		Warrior Met Coal, Inc	47
1,396		Westlake Chemical Corp	97
9,287		WestRock Co	339
1,742	*	Worthington Industries, Inc	70
2,080		WR Grace and Co	158

		TOTAL MATERIALS	31,061

MEDIA & ENTERTAINMENT - 7.3%
26,723		Activision Blizzard, Inc	1,261
10,577	*	Alphabet, Inc (Class A)	11,453
10,781	*	Alphabet, Inc (Class C)	11,653
11,632	*	Altice USA, Inc	283
2,111	e	AMC Entertainment Holdings, Inc	20
1,592	*	AMC Networks, Inc	87
154		Cable One, Inc	180
477	*	Cardlytics, Inc	12
534	*	Care.com, Inc	6
1,803	*	Cargurus, Inc	65
2,801	*	Cars.com, Inc	55
11,700		CBS Corp (Class B)	584
3,461	*	Central European Media Enterprises Ltd (Class A)	15
5,650	*	Charter Communications, Inc	2,233
4,142		Cinemark Holdings, Inc	150
1,723	*	Clear Channel	8
159,099		Comcast Corp (Class A)	6,726
46	*,e	Daily Journal Corp	11
4,788	*,e	Discovery, Inc (Class A)	147
12,786	*	Discovery, Inc (Class C)	364

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,718	*	DISH Network Corp (Class A)	$296
10,652	*	Electronic Arts, Inc	1,079
568		Emerald Expositions Events, Inc	6
4,712		Entercom Communications Corp (Class A)	27
2,637		Entravision Communications Corp (Class A)	8
798	*,e	Eros International plc	1
1,282	*	Eventbrite Inc	21
826	*	EverQuote Inc	11
2,274		EW Scripps Co (Class A)	35
84,621	*	Facebook, Inc	16,332
2,575	*	Fluent, Inc	14
11,751		Fox Corp (Class A)	431
4,988		Fox Corp (Class B)	182
4,415		Gannett Co, Inc	36
3,746	*	GCI Liberty, Inc	230
4,064	*	Glu Mobile, Inc	29
2,680	*	Gray Television, Inc	44
408	*	Hemisphere Media Group, Inc	5
5,073	*	IAA, Inc	197
2,708	*	IAC/InterActiveCorp	589
2,264	*	Imax Corp	46
13,511		Interpublic Group of Cos, Inc	305
1,634		John Wiley & Sons, Inc (Class A)	75
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	40
977	*	Liberty Broadband Corp (Class A)	101
3,671	*	Liberty Broadband Corp (Class C)	383
1,581	*	Liberty Latin America Ltd (Class A)	27
4,170	*	Liberty Latin America Ltd (Class C)	72
998	*	Liberty Media Group (Class A)	36
7,316	*	Liberty Media Group (Class C)	274
2,847	*	Liberty SiriusXM Group (Class A)	108
5,784	*	Liberty SiriusXM Group (Class C)	220
3,006	*	Liberty TripAdvisor Holdings, Inc	37
2,000	e	Lions Gate Entertainment Corp (Class A)	25
3,835		Lions Gate Entertainment Corp (Class B)	45
4,824	*	Live Nation, Inc	320
1,013	*,e	LiveXLive Media, Inc	4
190	*	Loral Space & Communications, Inc	7
627	*	Madison Square Garden Co	176
2,359	*	Marchex, Inc (Class B)	11
736		Marcus Corp	24
1,918	e	Match Group, Inc	129
2,109	*	MDC Partners, Inc	5
2,453	*	Meet Group, Inc	9
1,545		Meredith Corp	85
2,361	*	MSG Networks, Inc	49
2,714		National CineMedia, Inc	18
14,913	*	NetFlix, Inc	5,478
1,956		New Media Investment Group, Inc	18
4,795		New York Times Co (Class A)	156
13,730		News Corp (Class A)	185
4,708		News Corp (Class B)	66
1,776		Nexstar Broadcasting Group, Inc (Class A)	179
7,656		Omnicom Group, Inc	627
1,192	*	QuinStreet, Inc	19
787	*	Reading International, Inc	10
750	*	Rosetta Stone, Inc	17
175		Saga Communications, Inc	6
1,096		Scholastic Corp	36
2,122		Sinclair Broadcast Group, Inc (Class A)	114
54,201		Sirius XM Holdings, Inc	302
4,174	*	Spotify Technology S.A.	574
4,187	*	Take-Two Interactive Software, Inc	475

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

708	*	TechTarget, Inc	$15
8,405		TEGNA, Inc	127
639	*	Travelzoo, Inc	10
2,837		Tribune Co	131
780		Tribune Publishing Co	6
3,654	*	TripAdvisor, Inc	169
2,406	*	TrueCar, Inc	13
26,631	*	Twitter, Inc	929
411	e	Viacom, Inc (Class A)	14
12,186		Viacom, Inc (Class B)	364
61,781		Walt Disney Co	8,627
806	*	WideOpenWest, Inc	6
1,509		World Wrestling Entertainment, Inc (Class A)	109
3,020	*	Yelp, Inc	103
2,077	*	Zillow Group, Inc (Class A)	95
4,117	*,e	Zillow Group, Inc (Class C)	191
30,167	*	Zynga, Inc	185

		TOTAL MEDIA & ENTERTAINMENT	76,885

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
52,356		AbbVie, Inc	3,807
3,171	*	Abeona Therapeutics, Inc	15
3,739	*	Acadia Pharmaceuticals, Inc	100
987	*,e	Accelerate Diagnostics, Inc	23
1,231	*	Acceleron Pharma, Inc	51
4,567	*	AcelRx Pharmaceuticals, Inc	12
4,855	*	Achillion Pharmaceuticals, Inc	13
797	*	Aclaris Therapeutics, Inc	2
1,689	*	Acorda Therapeutics, Inc	13
711	*,e	Adamas Pharmaceuticals, Inc	4
2,755	*	ADMA Biologics, Inc	11
1,984	*	Adverum Biotechnologies, Inc	24
1,175	*	Aerie Pharmaceuticals, Inc	35
2,830	*	Agenus, Inc	8
264	*,e	AgeX Therapeutics, Inc	1
11,303		Agilent Technologies, Inc	844
1,876	*	Agios Pharmaceuticals, Inc	94
1,385	*	Aimmune Therapeutics, Inc	29
574	*,e	Akcea Therapeutics, Inc	13
2,676	*	Akebia Therapeutics, Inc	13
3,444	*	Akorn, Inc	18
332	*	Albireo Pharma, Inc	11
2,198	*	Alder Biopharmaceuticals, Inc	26
7,633	*	Alexion Pharmaceuticals, Inc	1,000
5,962	*	Alkermes plc	134
609	*,e	Allakos, Inc	26
11,610		Allergan plc	1,944
1,361	*,e	Allogene Therapeutics, Inc	37
3,747	*	Alnylam Pharmaceuticals, Inc	272
1,423	*	AMAG Pharmaceuticals, Inc	14
21,590		Amgen, Inc	3,979
6,968	*	Amicus Therapeutics, Inc	87
2,888	*	Amneal Pharmaceuticals, Inc	21
1,331	*	Amphastar Pharmaceuticals, Inc	28
679	*	AnaptysBio, Inc	38
292	*	ANI Pharmaceuticals, Inc	24
566	*	Anika Therapeutics, Inc	23
1,330	*	Apellis Pharmaceuticals, Inc	34
1,565	*	Aratana Therapeutics, Inc	8
1,066	*,e	Arcus Biosciences, Inc	8
4,879	*	Ardelyx, Inc	13
1,827	*	Arena Pharmaceuticals, Inc	107
3,173	*	Arqule, Inc	35
7,827	*	Array Biopharma, Inc	363

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,193	*,e	Arrowhead Research Corp	$85
445	*	Arvinas, Inc	10
541	*	Assembly Biosciences, Inc	7
2,241	*	Assertio Therapeutics, Inc	8
1,497	*	Atara Biotherapeutics, Inc	30
1,535	*	Athenex, Inc	30
2,944	*	Athersys, Inc	5
1,540	*	Audentes Therapeutics, Inc	58
1,798	*	Avid Bioservices, Inc	10
645	*	Avrobio, Inc	10
854	*	Axsome Therapeutics, Inc	22
3,132	*	BioCryst Pharmaceuticals, Inc	12
2,860	*	BioDelivery Sciences International, Inc	13
6,846	*	Biogen Idec, Inc	1,601
1,007	*	Biohaven Pharmaceutical Holding Co Ltd	44
6,544	*	BioMarin Pharmaceutical, Inc	560
826	*	Bio-Rad Laboratories, Inc (Class A)	258
213	*	Biospecifics Technologies Corp	13
1,318		Bio-Techne Corp	275
12,084	*	BioTime, Inc	13
954	*	Bioxcel Therapeutics Inc	10
1,782	*	Bluebird Bio, Inc	227
1,516	*	Blueprint Medicines Corp	143
58,109		Bristol-Myers Squibb Co	2,635
4,110		Bruker BioSciences Corp	205
1,175	*	Calithera Biosciences, Inc	5
311	*,e	Calyxt, Inc	4
1,265	*	Cambrex Corp	59
1,052	*	Cara Therapeutics, Inc	23
1,462	*	CareDx, Inc	53
1,814	*,e	CASI Pharmaceuticals, Inc	6
4,893	*	Catalent, Inc	265
5,490	*,e	Catalyst Pharmaceuticals, Inc	21
24,947	*	Celgene Corp	2,306
442	*,e	Cellular Biomedicine Group, Inc	7
1,391	*	CEL-SCI Corp	12
2,050	*	Cerecor Inc	11
1,846	*	Charles River Laboratories International, Inc	262
2,817	*	Checkpoint Therapeutics Inc	9
2,250	*	ChemoCentryx, Inc	21
1,315	*	Chiasma, Inc	10
1,747	*	Chimerix, Inc	8
1,527	*	Clovis Oncology, Inc	23
1,314	*	Codexis, Inc	24
2,173	*	Coherus Biosciences, Inc	48
877	*	Collegium Pharmaceutical, Inc	12
642	*	Concert Pharmaceuticals, Inc	8
1,107	*	Constellation Pharmaceuticals, Inc	14
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	12
3,522	*	Corcept Therapeutics, Inc	39
820	*,e	Corium International, Inc	0	^
1,298	*	CorMedix Inc	12
406	*	Crinetics Pharmaceuticals, Inc	10
1,555	*,e	Cue Biopharma, Inc	14
528	*	Cyclerion Therapeutics, Inc	6
2,162	*	Cymabay Therapeutics, Inc	15
2,547	*	Cytokinetics, Inc	29
1,148	*	CytomX Therapeutics, Inc	13
286	*,e	Deciphera Pharmaceuticals, Inc	6
2,175	*,e	Denali Therapeutics, Inc	45
1,468	*,e	Dermira, Inc	14
1,627	*	Dicerna Pharmaceuticals, Inc	26
195	*,e	Dova Pharmaceuticals, Inc	3
1,590	*,e	Dynavax Technologies Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

323	*	Eagle Pharmaceuticals, Inc	$18
1,310	*	Editas Medicine, Inc	32
396	*	Eidos Therapeutics, Inc	12
933	*	Eiger BioPharmaceuticals, Inc	10
12,949	*	Elanco Animal Health, Inc	438
30,451		Eli Lilly & Co	3,374
792	*,e	Eloxx Pharmaceuticals, Inc	8
1,340	*	Emergent Biosolutions, Inc	65
648	*	Enanta Pharmaceuticals, Inc	55
8,687	*	Endo International plc	36
2,041	*	Enochian Biosciences Inc	9
2,725	*	Epizyme, Inc	34
876	*,e	Esperion Thereapeutics, Inc	41
503	*,e	Evelo Biosciences, Inc	4
1,662	*	Evofem Biosciences Inc	11
702	*	Evolus, Inc	10
4,274	*	Exact Sciences Corp	504
11,271	*	Exelixis, Inc	241
2,054	*	Fate Therapeutics, Inc	42
2,752	*	FibroGen, Inc	124
979	*	Five Prime Therapeutics, Inc	6
1,094	*,e	Flexion Therapeutics, Inc	13
2,426	*	Fluidigm Corp	30
926	*	Forty Seven, Inc	10
1,187	*	G1 Therapeutics, Inc	36
810	*	Genomic Health, Inc	47
6,445	*,e	Geron Corp	9
45,156		Gilead Sciences, Inc	3,051
1,912	*	Global Blood Therapeutics, Inc	101
1,226	*	GlycoMimetics, Inc	15
702	*	Gossamer Bio, Inc	16
1,019	*	Gritstone Oncology, Inc	11
4,274	*	Halozyme Therapeutics, Inc	73
1,743	*	Heron Therapeutics, Inc	32
542	*	Homology Medicines, Inc	11
6,384	*	Horizon Pharma plc	154
5,202	*	Illumina, Inc	1,915
8,844	*	Immunogen, Inc	19
4,854	*	Immunomedics, Inc	67
6,468	*	Incyte Corp	549
2,960	*	Innoviva, Inc	43
2,690	*,e	Inovio Pharmaceuticals, Inc	8
2,469	*	Insmed, Inc	63
1,277	*,e	Intellia Therapeutics, Inc	21
696	*,e	Intercept Pharmaceuticals, Inc	55
1,040	*	Intersect ENT, Inc	24
1,415	*	Intra-Cellular Therapies, Inc	18
2,121	*,e	Intrexon Corp	16
3,175	*	Invitae Corp	75
4,403	*	Ionis Pharmaceuticals, Inc	283
4,024	*	Iovance Biotherapeutics, Inc	99
6,351	*	IQVIA Holdings, Inc	1,022
5,284	*	Ironwood Pharmaceuticals, Inc	58
2,166	*	Jazz Pharmaceuticals plc	309
94,060		Johnson & Johnson	13,101
2,499	*	Jounce Therapeutics, Inc	12
2,507	*	Kadmon Holdings, Inc	5
312	*	Kala Pharmaceuticals, Inc	2
487	*	KalVista Pharmaceuticals Inc	11
2,971	*,e	Karyopharm Therapeutics, Inc	18
1,311	*	Kezar Life Sciences, Inc	10
841	*	Kindred Biosciences, Inc	7
706	*	Kiniksa Pharmaceuticals Ltd	10
878	*	Kodiak Sciences, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

308	*	Krystal Biotech Inc	$12
772	*	Kura Oncology, Inc	15
669	*,e	La Jolla Pharmaceutical Co	6
1,137	*,e	Lannett Co, Inc	7
1,763	*,e	Lexicon Pharmaceuticals, Inc	11
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	88
1,194	*	Liquidia Technologies, Inc	10
842	*	LogicBio Therapeutics, Inc	11
1,582		Luminex Corp	33
1,309	*	MacroGenics, Inc	22
153	*,e	Madrigal Pharmaceuticals, Inc	16
683	*	Magenta Therapeutics, Inc	10
2,997	*,e	Mallinckrodt plc	27
14,007	*,e	MannKind Corp	16
4,041	*	Marinus Pharmaceuticals, Inc	17
1,309	*	Marker Therapeutics Inc	10
2,689	*,e	Medicines Co	98
1,230	*,e	MediciNova, Inc	12
971	*	Medpace Holdings, Inc	64
3,862	*	MEI Pharma, Inc	10
548	*	MeiraGTx Holdings plc	15
1,875	*	Menlo Therapeutics, Inc	11
91,201		Merck & Co, Inc	7,647
2,738	*	Mersana Therapeutics, Inc	11
864	*	Mettler-Toledo International, Inc	726
854	*	Millendo Therapeutics Inc	10
992	*	Minerva Neurosciences, Inc	6
877	*	Mirati Therapeutics, Inc	90
599	*,e	Moderna, Inc	9
1,274	*	Molecular Templates, Inc	11
2,874	*	Momenta Pharmaceuticals, Inc	36
2,916	*	Mustang Bio, Inc	11
18,725	*	Mylan NV	357
1,123	*	MyoKardia, Inc	56
2,502	*	Myriad Genetics, Inc	69
1,160	*	NanoString Technologies, Inc	35
1,964	*	Natera, Inc	54
5,467	*	Nektar Therapeutics	194
3,073	*	NeoGenomics, Inc	67
2,156	*	Neon Therapeutics, Inc	10
3,420	*	Neurocrine Biosciences, Inc	289
564	*,e	Novavax, Inc	3
894	*	Ocular Therapeutix, Inc	4
216	*,e	Odonate Therapeutics, Inc	8
1,629	*,e	Omeros Corp	26
2,507	*	Oncocyte Corp	6
13,300	*,e	Opko Health, Inc	32
1,987	*,e	Optinose, Inc	14
4,997	*	Pacific Biosciences of California, Inc	30
1,521	*	Pacira Pharmaceuticals, Inc	66
9,091	*	Palatin Technologies, Inc	11
934	*,e	Paratek Pharmaceuticals, Inc	4
1,731	*	PDL BioPharma, Inc	5
3,900		PerkinElmer, Inc	376
4,834		Perrigo Co plc	230
1,619	*	Pfenex, Inc	11
196,984		Pfizer, Inc	8,533
806	*	PhaseBio Pharmaceuticals Inc	11
720		Phibro Animal Health Corp	23
3,495	*	Pieris Pharmaceuticals, Inc	16
2,817	*,e	PolarityTE, Inc	16
1,961	*,e	Portola Pharmaceuticals, Inc	53
1,865	*	PRA Health Sciences, Inc	185
2,080	*	Prestige Brands Holdings, Inc	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

470	*	Principia Biopharma, Inc	$16
2,427	*	Progenics Pharmaceuticals, Inc	15
866	*	Protagonist Therapeutics, Inc	10
1,437	*	Prothena Corp plc	15
2,011	*	PTC Therapeutics, Inc	90
1,119	*	Puma Biotechnology, Inc	14
8,215	*	QIAGEN NV	333
334	*	Quanterix Corp	11
1,099	*	Ra Pharmaceuticals, Inc	33
1,455	*	Radius Health, Inc	35
708	*	Reata Pharmaceuticals, Inc	67
1,657	*	Recro Pharma, Inc	17
2,955	*	Regeneron Pharmaceuticals, Inc	925
1,062	*	REGENXBIO, Inc	55
1,344	*	Repligen Corp	115
699	*	Replimune Group, Inc	10
1,469	*	Retrophin, Inc	29
879	*	Revance Therapeutics, Inc	11
280	*	Rhythm Pharmaceuticals, Inc	6
4,657	*	Rigel Pharmaceuticals, Inc	12
1,412	*	Rocket Pharmaceuticals, Inc	21
1,226	*,e	Rubius Therapeutics, Inc	19
1,782	*	Sage Therapeutics, Inc	326
2,773	*	Sangamo Biosciences, Inc	30
2,492	*	Sarepta Therapeutics, Inc	379
669	*	Scholar Rock Holding Corp	11
3,768	*	Seattle Genetics, Inc	261
4,330	*,e	Seres Therapeutics, Inc	14
1,913	*	SIGA Technologies, Inc	11
2,399	*,e	Solid Biosciences, Inc	14
3,173	*,e	Sorrento Therapeutics, Inc	8
1,158	*	Spark Therapeutics, Inc	119
2,652	*	Spectrum Pharmaceuticals, Inc	23
741	*	Spero Therapeutics, Inc	9
1,509	*	Stemline Therapeutics, Inc	23
1,839	*	Supernus Pharmaceuticals, Inc	61
1,544	*	Syndax Pharmaceuticals, Inc	14
2,126	*	Syneos Health, Inc	109
1,124	*	Synlogic, Inc	10
2,140	*	Syros Pharmaceuticals, Inc	20
3,335	*	TG Therapeutics, Inc	29
5,906	*,e	TherapeuticsMD, Inc	15
1,625	*,e	Theravance Biopharma, Inc	27
14,213		Thermo Fisher Scientific, Inc	4,174
1,905	*	Tocagen, Inc	13
1,030	*	Translate Bio, Inc	13
767	*	Tricida, Inc	30
746	*	Twist Bioscience Corp	22
3,764	*,e	Tyme Technologies, Inc	5
1,517	*	Ultragenyx Pharmaceutical, Inc	96
1,741	*	United Therapeutics Corp	136
1,868	*,e	UNITY Biotechnology, Inc	18
657	*	UroGen Pharma Ltd	24
1,691	*	Vanda Pharmaceuticals, Inc	24
8,929	*	VBI Vaccines, Inc	10
1,634	*	Veracyte, Inc	47
1,345	*	Vericel Corp	25
9,159	*	Vertex Pharmaceuticals, Inc	1,680
1,592	*,e	Viking Therapeutics, Inc	13
872	*	Voyager Therapeutics, Inc	24
2,435	*	Waters Corp	524
475	*	WaVe Life Sciences Pte Ltd	12
684	*	X4 Pharmaceuticals, Inc	10
1,334	*	XBiotech, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,460	*	Xencor, Inc	$60
935	*	Xeris Pharmaceuticals, Inc	11
6,592	*,e	ZIOPHARM Oncology, Inc	38
17,210		Zoetis, Inc	1,953
1,053	*	Zogenix, Inc	50
797	*	Zynerba Pharmaceuticals, Inc	11

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	81,963

REAL ESTATE - 4.0%
3,250		Acadia Realty Trust	89
943		Agree Realty Corp	60
2,540		Alexander & Baldwin, Inc	59
51		Alexander’s, Inc	19
3,763		Alexandria Real Estate Equities, Inc	531
466	*,e	Altisource Portfolio Solutions S.A.	9
1,599		American Assets Trust, Inc	75
4,582		American Campus Communities, Inc	211
3,752		American Finance Trust, Inc	41
8,855		American Homes 4 Rent	215
15,523		American Tower Corp	3,174
6,774		Americold Realty Trust	220
5,173		Apartment Investment & Management Co	259
7,310	*	Apple Hospitality REIT, Inc	116
1,658		Armada Hoffler Properties, Inc	27
3,090		Ashford Hospitality Trust, Inc	9
4,882		AvalonBay Communities, Inc	992
769		Bluerock Residential Growth REIT, Inc	9
5,435		Boston Properties, Inc	701
1,249		BraeMar Hotels & Resorts, Inc	12
6,772		Brandywine Realty Trust	97
11,939		Brixmor Property Group, Inc	213
3,653		Brookfield Property REIT, Inc	69
552		Brt Realty Trust	8
3,063		Camden Property Trust	320
2,763		CareTrust REIT, Inc	66
1,667		CatchMark Timber Trust, Inc	17
6,537	e	CBL & Associates Properties, Inc	7
11,845	*	CBRE Group, Inc	608
3,595		Cedar Realty Trust, Inc	10
1,449		Chatham Lodging Trust	27
2,308		Chesapeake Lodging Trust	66
1,087		City Office REIT, Inc	13
544		Clipper Realty, Inc	6
20,026		Colony Capital, Inc	100
4,776		Columbia Property Trust, Inc	99
753		Community Healthcare Trust, Inc	30
159		Consolidated-Tomoka Land Co	9
3,089		CoreCivic, Inc	64
419	e	CorEnergy Infrastructure Trust, Inc	17
473		CorePoint Lodging, Inc	6
1,335		Coresite Realty	154
3,896		Corporate Office Properties Trust	103
5,462	*	Cousins Properties, Inc	198
14,565		Crown Castle International Corp	1,899
6,597		CubeSmart	221
3,593	*	Cushman & Wakefield plc	64
3,950		CyrusOne, Inc	228
7,801		DiamondRock Hospitality Co	81
7,304		Digital Realty Trust, Inc	860
5,662		Douglas Emmett, Inc	226
12,847		Duke Realty Corp	406
1,340		Easterly Government Properties, Inc	24
1,286		EastGroup Properties, Inc	149
5,016		Empire State Realty Trust, Inc	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,455		Entertainment Properties Trust	$183
2,965		Equinix, Inc	1,495
3,801		Equity Commonwealth	124
2,834		Equity Lifestyle Properties, Inc	344
12,680		Equity Residential	963
1,740		Essential Properties Realty Trust, Inc	35
2,377		Essex Property Trust, Inc	694
929	*	eXp World Holdings Inc	10
4,258		Extra Space Storage, Inc	452
967	e	Farmland Partners, Inc	7
2,581		Federal Realty Investment Trust	332
4,527		First Industrial Realty Trust, Inc	166
400	*	Forestar Group, Inc	8
2,420		Four Corners Property Trust, Inc	66
4,124		Franklin Street Properties Corp	30
1,944		Front Yard Residential Corp	24
309	*	FRP Holdings, Inc	17
6,862		Gaming and Leisure Properties, Inc	267
3,108		Geo Group, Inc	65
1,064		Getty Realty Corp	33
881		Gladstone Commercial Corp	19
1,479		Global Medical REIT, Inc	16
2,475		Global Net Lease, Inc	49
272		Griffin Land & Nurseries, Inc (Class A)	10
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	53
17,510		HCP, Inc	560
4,494		Healthcare Realty Trust, Inc	141
7,668		Healthcare Trust of America, Inc	210
1,493		Hersha Hospitality Trust	25
1,412		HFF, Inc (Class A)	64
3,908		Highwoods Properties, Inc	161
5,289		Hospitality Properties Trust	132
26,196		Host Marriott Corp	477
1,318	*	Howard Hughes Corp	163
6,080		Hudson Pacific Properties	202
2,619		Independence Realty Trust, Inc	30
1,510		Industrial Logistics Properties Trust	31
330	e	Innovative Industrial Properties, Inc	41
460		Investors Real Estate Trust	27
13,447		Invitation Homes, Inc	359
10,280		Iron Mountain, Inc	322
2,674	e	iStar Financial, Inc	33
4,340		JBG SMITH Properties	171
322		Jernigan Capital, Inc	7
1,588		Jones Lang LaSalle, Inc	223
5,205		Kennedy-Wilson Holdings, Inc	107
3,350		Kilroy Realty Corp	247
14,283		Kimco Realty Corp	264
3,243		Kite Realty Group Trust	49
3,092		Lamar Advertising Co	250
8,135		Lexington Realty Trust	77
5,077		Liberty Property Trust	254
1,468		Life Storage, Inc	140
1,530		LTC Properties, Inc	70
5,384		Macerich Co	180
3,534		Mack-Cali Realty Corp	82
569	*	Marcus & Millichap, Inc	18
231	*	Maui Land & Pineapple Co, Inc	2
12,964		Medical Properties Trust, Inc	226
4,212		Mid-America Apartment Communities, Inc	496
2,597		Monmouth Real Estate Investment Corp (Class A)	35
1,356		National Health Investors, Inc	106
5,402		National Retail Properties, Inc	286
1,700		National Storage Affiliates Trust	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,164		New Senior Investment Group, Inc	$21
4,651		Newmark Group, Inc	42
662		NexPoint Residential Trust, Inc	27
2,094		NorthStar Realty Europe Corp	34
1,207		Office Properties Income Trust	32
7,830		Omega Healthcare Investors, Inc	288
567		One Liberty Properties, Inc	16
5,152		Outfront Media, Inc	133
7,621		Paramount Group, Inc	107
7,462		Park Hotels & Resorts, Inc	206
5,135		Pebblebrook Hotel Trust	145
2,702	e	Pennsylvania REIT	18
5,940		Physicians Realty Trust	104
4,321		Piedmont Office Realty Trust, Inc	86
2,502		Potlatch Corp	98
2,737		Preferred Apartment Communities, Inc	41
21,993		Prologis, Inc	1,762
762		PS Business Parks, Inc	128
5,245		Public Storage, Inc	1,249
1,829		QTS Realty Trust, Inc	84
377	*	Rafael Holdings, Inc	11
4,462		Rayonier, Inc	135
732		Re/Max Holdings, Inc	23
4,163		Realogy Holdings Corp	30
11,112		Realty Income Corp	766
3,100	*	Redfin Corp	56
5,855		Regency Centers Corp	391
4,204		Retail Opportunities Investment Corp	72
6,690		Retail Properties of America, Inc	79
621		Retail Value, Inc	22
3,671		Rexford Industrial Realty, Inc	148
4,896		RLJ Lodging Trust	87
283		RMR Group, Inc	13
3,057		RPT Realty	37
1,712		Ryman Hospitality Properties	139
6,162		Sabra Healthcare REIT, Inc	121
401		Safehold, Inc	12
392		Saul Centers, Inc	22
3,864	*	SBA Communications Corp	869
9,263		Senior Housing Properties Trust	77
990	e	Seritage Growth Properties	43
10,877		Simon Property Group, Inc	1,738
6,051		SITE Centers Corp	80
3,174		SL Green Realty Corp	255
1,885		Spirit MTA REIT	16
3,189		Spirit Realty Capital, Inc	136
1,876	*	St. Joe Co	32
4,481		STAG Industrial, Inc	135
6,501		STORE Capital Corp	216
218	*	Stratus Properties, Inc	7
3,928		Summit Hotel Properties, Inc	45
2,801		Sun Communities, Inc	359
8,527		Sunstone Hotel Investors, Inc	117
3,676	e	Tanger Factory Outlet Centers, Inc	60
2,340		Taubman Centers, Inc	96
834	*	Tejon Ranch Co	14
1,821		Terreno Realty Corp	89
10,089		UDR, Inc	453
994		UMH Properties, Inc	12
6,462		Uniti Group, Inc	61
294		Universal Health Realty Income Trust	25
3,855		Urban Edge Properties	67
1,188		Urstadt Biddle Properties, Inc (Class A)	25
12,826		Ventas, Inc	877

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

34,460		VEREIT, Inc	$310
13,187		VICI Properties, Inc	291
5,932		Vornado Realty Trust	380
7,181	e	Washington Prime Group, Inc	27
3,060		Washington REIT	82
4,685		Weingarten Realty Investors	128
14,318		Welltower, Inc	1,167
26,359		Weyerhaeuser Co	694
1,293	*	Whitestone REIT	16
5,952		WP Carey, Inc	483
4,278		Xenia Hotels & Resorts, Inc	89

		TOTAL REAL ESTATE	41,502

RETAILING - 6.0%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	24
2,429		Aaron’s, Inc	149
1,704		Abercrombie & Fitch Co (Class A)	27
2,427		Advance Auto Parts, Inc	374
14,645	*	Amazon.com, Inc	27,732
6,015		American Eagle Outfitters, Inc	102
367	*	America’s Car-Mart, Inc	32
727	*	Asbury Automotive Group, Inc	61
5,932	*	Ascena Retail Group, Inc	4
978	*,e	At Home Group, Inc	7
1,281	*	Autonation, Inc	54
877	*	AutoZone, Inc	964
1,364	*	Barnes & Noble Education, Inc	5
2,159		Barnes & Noble, Inc	14
4,627	e	Bed Bath & Beyond, Inc	54
8,489		Best Buy Co, Inc	592
1,547		Big Lots, Inc	44
4,634	*	BJ’s Wholesale Club Holdings, Inc	122
1,529	*	Booking Holdings, Inc	2,866
517	*	Boot Barn Holdings, Inc	18
1,023	e	Buckle, Inc	18
2,479	*	Burlington Stores, Inc	422
377		Caleres, Inc	7
437	e	Camping World Holdings, Inc	5
6,038	*	CarMax, Inc	524
1,399	*,e	Carvana Co	88
966		Cato Corp (Class A)	12
4,716		Chico’s FAS, Inc	16
389		Children’s Place Retail Stores, Inc	37
619		Citi Trends, Inc	9
708	*	Conn’s, Inc	13
764	*	Container Store Group, Inc	6
1,444		Core-Mark Holding Co, Inc	57
2,565		Designer Brands, Inc	49
2,403		Dick’s Sporting Goods, Inc	83
165	e	Dillard’s, Inc (Class A)	10
9,174		Dollar General Corp	1,240
8,448	*	Dollar Tree, Inc	907
404	*,e	Duluth Holdings, Inc	5
29,182		eBay, Inc	1,153
4,286	*	Etsy, Inc	263
4,109		Expedia, Inc	547
3,087	*	Express Parent LLC	8
2,096	*	Five Below, Inc	252
2,352	*	Floor & Decor Holdings, Inc	99
3,891		Foot Locker, Inc	163
322	*,e	Gaia, Inc	2
3,029	e	GameStop Corp (Class A)	17
6,980		Gap, Inc	125
254	*	Genesco, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,838		Genuine Parts Co	$501
2,663	*,e	GNC Holdings, Inc	4
228		Group 1 Automotive, Inc	19
13,160	*	Groupon, Inc	47
3,346	*	GrubHub, Inc	261
2,487		Guess?, Inc	40
715		Haverty Furniture Cos, Inc	12
948	*	Hibbett Sports, Inc	17
39,030		Home Depot, Inc	8,117
1,422	*	Hudson Ltd	20
12,004	*,e	JC Penney Co, Inc	14
6,314		Kohl’s Corp	300
7,726		L Brands, Inc	202
487	*	Lands’ End, Inc	6
487	*	Leaf Group Ltd	4
2,114	*	Liberty Expedia Holdings, Inc	101
1,143	*	Liquidity Services, Inc	7
527		Lithia Motors, Inc (Class A)	63
10,704	*	LKQ Corp	285
28,223		Lowe’s Companies, Inc	2,848
1,099	*,e	Lumber Liquidators, Inc	13
11,147		Macy’s, Inc	239
1,129	*	MarineMax, Inc	19
1,333	*	Michaels Cos, Inc	12
1,185		Monro Muffler, Inc	101
924	*	Murphy USA, Inc	78
2,416	*	National Vision Holdings, Inc	74
4,562		Nordstrom, Inc	145
20,474		Office Depot, Inc	42
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	161
2,754	*	O’Reilly Automotive, Inc	1,017
567	*,e	Overstock.com, Inc	8
1,066	*,e	Party City Holdco, Inc	8
633		Penske Auto Group, Inc	30
765	e	PetMed Express, Inc	12
1,369		Pool Corp	261
2,851	*	Quotient Technology, Inc	31
14,260	*	Qurate Retail Group, Inc QVC Group	177
1,673	*	Rent-A-Center, Inc	45
476	*,e	RH	55
12,715		Ross Stores, Inc	1,260
1,681	*	Rubicon Project, Inc	11
3,687	*	Sally Beauty Holdings, Inc	49
576	e	Shoe Carnival, Inc	16
1,315	*	Shutterfly, Inc	66
719		Shutterstock, Inc	28
817		Signet Jewelers Ltd	15
1,596	*	Sleep Number Corp	64
1,157		Sonic Automotive, Inc (Class A)	27
1,434	*	Sportsman’s Warehouse Holdings, Inc	5
618	*	Stamps.com, Inc	28
1,475	*	Stitch Fix Inc	47
1,859	e	Tailored Brands, Inc	11
17,643		Target Corp	1,528
4,270		Tiffany & Co	400
1,314		Tile Shop Holdings, Inc	5
432		Tilly’s, Inc	3
42,983		TJX Companies, Inc	2,273
4,523		Tractor Supply Co	492
2,073	*	Ulta Beauty, Inc	719
2,603	*	Urban Outfitters, Inc	59
2,078	*	Wayfair, Inc	303
252		Weyco Group, Inc	7
2,858	e	Williams-Sonoma, Inc	186

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

94		Winmark Corp	$16
686	*	Zumiez, Inc	18

		TOTAL RETAILING	62,425

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
716	*	Acacia Communications, Inc	34
1,546	*	Advanced Energy Industries, Inc	87
35,429	*	Advanced Micro Devices, Inc	1,076
844	*	Alpha & Omega Semiconductor Ltd	8
1,266	*	Ambarella, Inc	56
3,751	*	Amkor Technology, Inc	28
13,084		Analog Devices, Inc	1,477
33,669		Applied Materials, Inc	1,512
766	*	Aquantia Corp	10
1,183	*	Axcelis Technologies, Inc	18
1,452	*	AXT, Inc	6
13,676		Broadcom, Inc	3,937
2,689		Brooks Automation, Inc	104
1,007		Cabot Microelectronics Corp	111
839	*	Ceva, Inc	20
2,507	*	Cirrus Logic, Inc	110
1,495		Cohu, Inc	23
3,781	*	Cree, Inc	212
12,862		Cypress Semiconductor Corp	286
1,498	*	Diodes, Inc	54
5,537		Entegris, Inc	207
2,741	*	First Solar, Inc	180
2,989	*	Formfactor, Inc	47
445	*	Ichor Holdings Ltd	10
705	*,e	Impinj, Inc	20
1,603	*	Inphi Corp	80
159,251		Intel Corp	7,624
5,664		Kla-Tencor Corp	669
5,298		Lam Research Corp	995
2,616	*	Lattice Semiconductor Corp	38
1,568	*	MA-COM Technology Solutions	24
23,160		Marvell Technology Group Ltd	553
9,274		Maxim Integrated Products, Inc	555
2,280	*	MaxLinear, Inc	53
8,299	e	Microchip Technology, Inc	720
39,835	*	Micron Technology, Inc	1,537
1,742		MKS Instruments, Inc	136
1,367		Monolithic Power Systems, Inc	186
1,014	*	Nanometrics, Inc	35
1,216	*	NeoPhotonics Corp Ltd	5
192		NVE Corp	13
20,691		NVIDIA Corp	3,398
15,220	*	ON Semiconductor Corp	308
1,181	*	PDF Solutions, Inc	15
2,703	*	Photronics, Inc	22
1,113		Power Integrations, Inc	89
4,356	*	Qorvo, Inc	290
43,065		Qualcomm, Inc	3,276
4,243	*	Rambus, Inc	51
1,221	*	Rudolph Technologies, Inc	34
2,520	*	Semtech Corp	121
1,625	*	Silicon Laboratories, Inc	168
6,144		Skyworks Solutions, Inc	475
51	*,e	SMART Global Holdings, Inc	1
2,299	*,e	SunPower Corp	25
6,337		Teradyne, Inc	304
33,198		Texas Instruments, Inc	3,810
1,266	*	Ultra Clean Holdings	18
1,389	e	Universal Display Corp	261

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,833	*	Veeco Instruments, Inc	$22
3,582		Versum Materials, Inc	185
8,914		Xilinx, Inc	1,051
1,849		Xperi Corp	38

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,818

SOFTWARE & SERVICES - 12.2%
1,998	*	2U, Inc	75
3,462	*	8x8, Inc	83
1,883	*	A10 Networks, Inc	13
22,731		Accenture plc	4,200
4,522	*	ACI Worldwide, Inc	155
17,242	*	Adobe, Inc	5,080
5,728	*	Akamai Technologies, Inc	459
792	*	Alarm.com Holdings, Inc	42
1,710		Alliance Data Systems Corp	240
906	*	Altair Engineering, Inc	37
1,605	*,e	Alteryx, Inc	175
781	*	Amber Road, Inc	10
5,013		Amdocs Ltd	311
1,091	*	American Software, Inc (Class A)	14
2,896	*	Anaplan, Inc	146
2,922	*	Ansys, Inc	598
538	*	Appfolio, Inc	55
1,096	*	Appian Corp	40
2,441	*	Aspen Technology, Inc	303
3,721	*	Atlassian Corp plc	487
7,939	*	Autodesk, Inc	1,293
15,377		Automatic Data Processing, Inc	2,542
1,505	*	Avalara, Inc	109
3,817	*	Avaya Holdings Corp	45
1,498	*	Benefitfocus, Inc	41
5,264	*	Black Knight, Inc	317
1,852		Blackbaud, Inc	155
1,191	*	Blackline, Inc	64
5,256		Booz Allen Hamilton Holding Co	348
1,563	*	Bottomline Technologies, Inc	69
4,699	*	Box, Inc	83
1,247	*	Brightcove, Inc	13
4,137		Broadridge Financial Solutions, Inc	528
946	*	CACI International, Inc (Class A)	194
9,861	*	Cadence Design Systems, Inc	698
1,957	*	Carbon Black, Inc	33
960	*	Carbonite, Inc	25
1,770	*	Cardtronics plc	48
576		Cass Information Systems, Inc	28
4,696		CDK Global, Inc	232
2,197	*	Ceridian HCM Holding, Inc	110
921	*	ChannelAdvisor Corp	8
1,430	*	Cision Ltd	17
4,735		Citrix Systems, Inc	465
5,802	*,e	Cloudera, Inc	31
20,271		Cognizant Technology Solutions Corp (Class A)	1,285
1,509	*	Commvault Systems, Inc	75
7,418	*	Conduent, Inc	71
2,077	*	Cornerstone OnDemand, Inc	120
1,958	*	Coupa Software, Inc	248
1,299		CSG Systems International, Inc	63
574	*,e	Digimarc Corp	25
2,714	*	Digital Turbine, Inc	14
5,396	*	DocuSign, Inc	268
643	*	Domo, Inc	18
7,483	*	Dropbox, Inc	187
9,523		DXC Technology Co	525

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

927	e	Ebix, Inc	$47
648	*	eGain Corp	5
1,317	*	Elastic NV	98
2,483	*	Endurance International Group Holdings, Inc	12
1,657	*	Envestnet, Inc	113
1,908	*	EPAM Systems, Inc	330
1,684	*	Euronet Worldwide, Inc	283
1,144	*	Everbridge, Inc	102
2,472	*	Everi Holdings, Inc	29
2,375		EVERTEC, Inc	78
503	*	Evo Payments, Inc	16
1,735	*	Exela Technologies, Inc	4
1,241	*	ExlService Holdings, Inc	82
1,096	*	Fair Isaac Corp	344
11,403		Fidelity National Information Services, Inc	1,399
6,880	*	FireEye, Inc	102
3,306	*	First American Corp	138
20,157	*	First Data Corp	546
14,053	*	Fiserv, Inc	1,281
2,029	*	Five9, Inc	104
2,968	*	FleetCor Technologies, Inc	834
1,062	*	ForeScout Technologies, Inc	36
5,020	*	Fortinet, Inc	386
3,100	*	Gartner, Inc	499
5,261		Genpact Ltd	200
5,551		Global Payments, Inc	889
6,208	*	GoDaddy, Inc	435
1,166	*,e	GTT Communications, Inc	21
2,905	*	Guidewire Software, Inc	295
1,077		Hackett Group, Inc	18
1,304	*	HubSpot, Inc	222
351	*	I3 Verticals, Inc	10
1,377	*	Information Services Group, Inc	4
1,210	*	Inspired Entertainment, Inc	10
825	*	Instructure, Inc	35
385	*	Intelligent Systems Corp	11
31,405		International Business Machines Corp	4,331
8,745		Intuit, Inc	2,285
1,794		j2 Global, Inc	159
2,676		Jack Henry & Associates, Inc	358
5,716		KBR, Inc	143
4,837		Leidos Holdings, Inc	386
3,363	*	Limelight Networks, Inc	9
2,140	*	Liveperson, Inc	60
2,391	*	LiveRamp Holdings, Inc	116
1,820		LogMeIn, Inc	134
869	*	Majesco	8
2,696	*	Manhattan Associates, Inc	187
1,025		Mantech International Corp (Class A)	68
31,786		MasterCard, Inc (Class A)	8,408
2,490		MAXIMUS, Inc	181
267,825		Microsoft Corp	35,878
367	*	MicroStrategy, Inc (Class A)	53
1,253	*	Mitek Systems, Inc	12
1,693	*	MobileIron, Inc	11
844	*	Model N, Inc	16
845	*	MongoDB, Inc	129
1,609		Monotype Imaging Holdings, Inc	27
1,631	*	New Relic, Inc	141
2,596		NIC, Inc	42
9,317	*	Nuance Communications, Inc	149
4,944	*	Nutanix, Inc	128
3,609	*	Okta, Inc	446
1,227	*	OneSpan, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

81,332		Oracle Corp	$4,634
3,213	*	Palo Alto Networks, Inc	655
11,310		Paychex, Inc	931
1,706	*	Paycom Software, Inc	387
1,003	*	Paylocity Holding Corp	94
41,638	*	PayPal Holdings, Inc	4,766
1,045	*	Paysign Inc	14
1,438		Pegasystems, Inc	102
1,320	*	Perficient, Inc	45
5,214		Perspecta, Inc	122
2,202	*	Pluralsight, Inc	67
707		Presidio, Inc	10
621	*	PRGX Global, Inc	4
1,791		Progress Software Corp	78
1,867	*	Proofpoint, Inc	225
1,099	*	PROS Holdings, Inc	70
3,677	*	PTC, Inc	330
1,206	*	Q2 Holdings, Inc	92
400		QAD, Inc (Class A)	16
1,213	*	Qualys, Inc	106
1,695	*	Rapid7, Inc	98
2,285	*	RealPage, Inc	134
6,226	*	Red Hat, Inc	1,169
2,430	*	RingCentral, Inc	279
10,188		Sabre Corp	226
1,841	*	SailPoint Technologies Holding, Inc	37
26,062	*	salesforce.com, Inc	3,954
2,092		Science Applications International Corp	181
257	*,e	SecureWorks Corp	3
6,396	*	ServiceNow, Inc	1,756
779	*	SharpSpring Inc	10
502	*,e	ShotSpotter, Inc	22
3,012	*	Smartsheet, Inc	146
5,371	*	Splunk, Inc	675
690	*	SPS Commerce, Inc	71
11,771	*	Square, Inc	854
7,627		SS&C Technologies Holdings, Inc	439
2,959	*	SVMK, Inc	49
1,325		Switch, Inc	17
1,511	*	Sykes Enterprises, Inc	41
21,158		Symantec Corp	460
1,342	*	Synchronoss Technologies, Inc	11
5,041	*	Synopsys, Inc	649
2,681	*	Tableau Software, Inc	445
2,099	*	Telaria, Inc	16
2,092	*	TeleNav, Inc	17
303	*	Tenable Holdings, Inc	9
4,419	*	Teradata Corp	158
4,572		TiVo Corp	34
6,233		Total System Services, Inc	800
1,339	*	Trade Desk, Inc	305
541		TTEC Holdings, Inc	25
349	*,e	Tucows, Inc	21
4,079	*	Twilio, Inc	556
1,396	*	Tyler Technologies, Inc	302
2,160	*	Unisys Corp	21
265	*	Upland Software, Inc	12
1,586	*,e	USA Technologies, Inc	12
1,028	*	Varonis Systems, Inc	64
2,429	*	Verint Systems, Inc	131
3,641	*	VeriSign, Inc	762
3,457	*	Verra Mobility Corp	45
2,063	*,e	VirnetX Holding Corp	13
1,072	*	Virtusa Corp	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

61,603		Visa, Inc (Class A)	$10,691
2,748		VMware, Inc (Class A)	459
14,555		Western Union Co	290
1,532	*	WEX, Inc	319
5,643	*	Workday, Inc	1,160
912	*	Workiva, Inc	53
10,936	*	Worldpay, Inc	1,340
2,990	*	Yext, Inc	60
3,760	*	Zendesk, Inc	335
2,044	*	Zix Corp	19
2,136	*	Zscaler, Inc	164
2,992	*	Zuora Inc	46

		TOTAL SOFTWARE & SERVICES	128,579

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
4,245	*,e	3D Systems Corp	39
1,869		Adtran, Inc	29
932	*	Aerohive Networks, Inc	4
1,071	*	Agilysys, Inc	23
10,316		Amphenol Corp (Class A)	990
1,131	*	Anixter International, Inc	68
162,998	d	Apple, Inc	32,260
712	*,e	Applied Optoelectronics, Inc	7
2,011	*	Arista Networks, Inc	522
2,522	*	Arlo Technologies, Inc	10
2,894	*	Arrow Electronics, Inc	206
1,363	*	Avid Technology, Inc	12
3,554		Avnet, Inc	161
1,630		AVX Corp	27
1,096		Badger Meter, Inc	65
429		Bel Fuse, Inc (Class B)	7
1,632		Belden CDT, Inc	97
1,932		Benchmark Electronics, Inc	49
1,369	*	CalAmp Corp	16
1,907	*	Calix, Inc	13
176	*	Casa Systems, Inc	1
5,080		CDW Corp	564
5,012	*	Ciena Corp	206
155,985		Cisco Systems, Inc	8,537
522	*	Clearfield, Inc	7
6,048		Cognex Corp	290
954	*	Coherent, Inc	130
6,754	*	CommScope Holding Co, Inc	106
784		Comtech Telecommunications Corp	22
938	*	Control4 Corp	22
27,563		Corning, Inc	916
1,568	*	Cray, Inc	55
1,256		CTS Corp	35
48		Daktronics, Inc	0	^
5,361	*	Dell Technologies, Inc	272
2,906	*	Diebold, Inc	27
1,019	*	Digi International, Inc	13
2,138		Dolby Laboratories, Inc (Class A)	138
1,847	*	EchoStar Corp (Class A)	82
1,788	*	Electronics for Imaging, Inc	66
518	*	ePlus, Inc	36
4,537	*	Extreme Networks, Inc	29
2,012	*	F5 Networks, Inc	293
1,440	*	Fabrinet	72
655	*	FARO Technologies, Inc	34
4,415	*	Finisar Corp	101
6,696	*	Fitbit, Inc	29
4,988		Flir Systems, Inc	270
3,142	*	Harmonic, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

49,208		Hewlett Packard Enterprise Co	$736
54,196		HP, Inc	1,127
2,439	*	II-VI, Inc	89
1,305	*	Immersion Corp	10
5,792	*	Infinera Corp	17
2,359	*	Inseego Corp	11
1,383	*	Insight Enterprises, Inc	81
1,347		InterDigital, Inc	87
1,406	*	IPG Photonics Corp	217
944	*	Iteris, Inc	5
1,329	*	Itron, Inc	83
4,847		Jabil Circuit, Inc	153
11,699		Juniper Networks, Inc	312
1,750		Kemet Corp	33
6,356	*	Keysight Technologies, Inc	571
1,038	*	Kimball Electronics, Inc	17
3,427	*	Knowles Corp	63
758	*	KVH Industries, Inc	8
939		Littelfuse, Inc	166
2,759	*	Lumentum Holdings, Inc	147
1,398		Methode Electronics, Inc	40
5,680		Motorola Solutions, Inc	947
632		MTS Systems Corp	37
428	*	Napco Security Technologies, Inc	13
4,043		National Instruments Corp	170
4,702	*	NCR Corp	146
8,966		NetApp, Inc	553
1,274	*	Netgear, Inc	32
3,375	*	Netscout Systems, Inc	86
236	*	nLight, Inc	5
1,269	*	Novanta, Inc	120
673	*	OSI Systems, Inc	76
406	*	PAR Technology Corp	11
766		Park Electrochemical Corp	13
430		PC Connection, Inc	15
1,300		Plantronics, Inc	48
1,309	*	Plexus Corp	76
8,066	*	Pure Storage, Inc	123
2,205	*	Ribbon Communications, Inc	11
701	*	Rogers Corp	121
2,856	*	Sanmina Corp	87
958	*	Scansource, Inc	31
1,939	*	Stratasys Ltd	57
1,338	*	Synaptics, Inc	39
1,480		Synnex Corp	146
1,361	*	Tech Data Corp	142
8,652	*	Trimble Navigation Ltd	390
3,576	*	TTM Technologies, Inc	36
563		Ubiquiti Networks, Inc	74
2,057	*	Viasat, Inc	166
8,882	*	Viavi Solutions, Inc	118
5,245		Vishay Intertechnology, Inc	87
398	*	Vishay Precision Group, Inc	16
10,553		Western Digital Corp	502
7,295		Xerox Corp	258
1,840	*	Zebra Technologies Corp (Class A)	385

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	56,085

TELECOMMUNICATION SERVICES - 1.8%
258,499		AT&T, Inc	8,662
373		ATN International, Inc	22
565	*	Bandwidth Inc	42
1,565	*	Boingo Wireless, Inc	28
38,502		CenturyLink, Inc	453

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,877	*	Cincinnati Bell, Inc	$9
1,599		Cogent Communications Group, Inc	95
2,586	e	Consolidated Communications Holdings, Inc	13
3,091	*,e	Frontier Communications Corp	5
2,248	*,e	Gogo, Inc	9
2,353	*	Intelsat S.A.	46
2,990	*	Iridium Communications, Inc	70
661	*	Ooma, Inc	7
2,552	*	Orbcomm, Inc	18
3,985	*	Pareteum Corp	10
410	*	pdvWireless, Inc	19
1,811		Shenandoah Telecom Co	70
859		Spok Holdings, Inc	13
19,979	*	Sprint Corp	131
3,834		Telephone & Data Systems, Inc	117
10,941	*	T-Mobile US, Inc	811
176	*	US Cellular Corp	8
146,567		Verizon Communications, Inc	8,374
7,849	*	Vonage Holdings Corp	89
7,262	*	Zayo Group Holdings, Inc	239

		TOTAL TELECOMMUNICATION SERVICES	19,360

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	52
4,469		Alaska Air Group, Inc	286
502		Allegiant Travel Co	72
313		Amerco, Inc	118
14,697		American Airlines Group, Inc	479
1,131		Arkansas Best Corp	32
285	*	Atlas Air Worldwide Holdings, Inc	13
2,527	*	Avis Budget Group, Inc	89
4,786		CH Robinson Worldwide, Inc	404
1,092		Copa Holdings S.A. (Class A)	107
1,032		Costamare, Inc	5
452	*	Covenant Transportation Group, Inc	7
27,466		CSX Corp	2,125
763	*	Daseke, Inc	3
20,588		Delta Air Lines, Inc	1,168
1,536	*	Eagle Bulk Shipping, Inc	8
1,070	*	Echo Global Logistics, Inc	22
5,950		Expeditors International of Washington, Inc	451
8,632		FedEx Corp	1,417
902		Forward Air Corp	53
2,185	*	Genesee & Wyoming, Inc (Class A)	219
715		Hawaiian Holdings, Inc	20
1,188		Heartland Express, Inc	21
2,016	*,e	Hertz Global Holdings, Inc	32
1,279	*	Hub Group, Inc (Class A)	54
3,200		JB Hunt Transport Services, Inc	293
10,338	*	JetBlue Airways Corp	191
3,398		Kansas City Southern Industries, Inc	414
2,088	*	Kirby Corp	165
4,783		Knight-Swift Transportation Holdings, Inc	157
1,543		Landstar System, Inc	167
1,160	*	Lyft, Inc (Class A)	76
3,019		Macquarie Infrastructure Co LLC	122
1,495		Marten Transport Ltd	27
1,675		Matson, Inc	65
9,501		Norfolk Southern Corp	1,894
2,413		Old Dominion Freight Line	360
334		Park-Ohio Holdings Corp	11
1,449	*	Radiant Logistics, Inc	9
1,666		Ryder System, Inc	97
1,798	*	Safe Bulkers, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

945	*	Saia, Inc	$61
1,179		Schneider National, Inc	22
2,180		Scorpio Bulkers, Inc	10
1,961		Skywest, Inc	119
17,269		Southwest Airlines Co	877
2,177	*	Spirit Airlines, Inc	104
6,396	*	Uber Technologies, Inc	297
25,069		Union Pacific Corp	4,239
8,513	*	United Continental Holdings, Inc	745
24,539		United Parcel Service, Inc (Class B)	2,534
200		Universal Truckload Services, Inc	4
1,875		Werner Enterprises, Inc	58
3,234	*	XPO Logistics, Inc	187
147	*	YRC Worldwide, Inc	1

		TOTAL TRANSPORTATION	20,566

UTILITIES - 3.2%
24,589		AES Corp	412
1,901		Allete, Inc	158
7,893		Alliant Energy Corp	387
8,765		Ameren Corp	658
17,235		American Electric Power Co, Inc	1,517
1,409		American States Water Co	106
6,446		American Water Works Co, Inc	748
7,640		Aqua America, Inc	316
443	*	AquaVenture Holdings Ltd	9
366		Artesian Resources Corp	14
5,498	*,e	Atlantic Power Corp	13
3,854		Atmos Energy Corp	407
2,130		Avangrid, Inc	108
2,203		Avista Corp	98
2,128		Black Hills Corp	166
812	*,e	Cadiz, Inc	9
1,860		California Water Service Group	94
17,247		Centerpoint Energy, Inc	494
640		Chesapeake Utilities Corp	61
1,290		Clearway Energy, Inc (Class A)	21
2,243		Clearway Energy, Inc (Class C)	38
9,924		CMS Energy Corp	575
438		Connecticut Water Service, Inc	31
11,556		Consolidated Edison, Inc	1,013
626		Consolidated Water Co, Inc	9
28,341		Dominion Resources, Inc	2,191
6,370		DTE Energy Co	815
25,791		Duke Energy Corp	2,276
11,609		Edison International	783
1,320		El Paso Electric Co	86
6,725		Entergy Corp	692
8,631		Evergy, Inc	519
11,262		Eversource Energy	853
33,843		Exelon Corp	1,622
18,797		FirstEnergy Corp	805
919		Genie Energy Ltd	10
349		Global Water Resources, Inc	4
3,788		Hawaiian Electric Industries, Inc	165
1,806		Idacorp, Inc	181
6,373		MDU Resources Group, Inc	164
1,395		MGE Energy, Inc	102
644		Middlesex Water Co	38
2,568		National Fuel Gas Co	135
3,351		New Jersey Resources Corp	167
16,903		NextEra Energy, Inc	3,463
12,354		NiSource, Inc	356
1,124		Northwest Natural Holding Co	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

1,853		NorthWestern Corp			$134
9,414		NRG Energy, Inc			331
7,090		OGE Energy Corp			302
2,027		ONE Gas, Inc			183
1,582		Ormat Technologies, Inc			100
1,523		Otter Tail Corp			80
2,658		Pattern Energy Group, Inc			61
18,731	*,b	PG&E Corp			429
3,779		Pinnacle West Capital Corp			356
3,215		PNM Resources, Inc			164
3,158		Portland General Electric Co			171
25,287		PPL Corp			784
17,607		Public Service Enterprise Group, Inc			1,036
626	*	Pure Cycle Corp			7
263		RGC Resources, Inc			8
9,564		Sempra Energy			1,314
678		SJW Corp			41
3,054		South Jersey Industries, Inc			103
36,507		Southern Co			2,018
1,840		Southwest Gas Corp			165
431	e	Spark Energy, Inc			5
1,831		Spire, Inc			154
1,698		TerraForm Power, Inc			24
6,086		UGI Corp			325
534		Unitil Corp			32
13,883		Vistra Energy Corp			314
10,897		WEC Energy Group, Inc			908
18,024		Xcel Energy, Inc			1,072
490		York Water Co			18

		TOTAL UTILITIES			33,606

		TOTAL COMMON STOCKS			1,039,706

		(Cost $410,158)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,469	†	Media General, Inc			0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

MATERIALS - 0.0%
1,126	†	A Schulman, Inc			0	^
11,807	†	Pan American Silver Corp			3

		TOTAL MATERIALS			3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
244	†	Omthera Pharmaceuticals, Inc			0	^
390		Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

TRANSPORTATION - 0.0%
2,016	e	Hertz Global Holdings, Inc			4

		TOTAL TRANSPORTATION			4

		TOTAL RIGHTS / WARRANTS			7

		(Cost $39)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 1.2%
$ 12,400,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	12,400

		TOTAL GOVERNMENT AGENCY DEBT			12,400

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
5,333,213	c	State Street Navigator Securities Lending Government Money Market Portfolio	$5,333

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,333

		TOTAL SHORT-TERM INVESTMENTS	17,733

		(Cost $17,733)
		TOTAL INVESTMENTS - 100.7%	1,057,446
		(Cost $427,930)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(7,198)

		NET ASSETS - 100.0%	$1,050,248

Abbreviation(s):

REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $7,396,129.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2019 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	78	09/20/19	$11,251	$11,482	$231

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 15, 2019	By: /s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2019	By: /s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: August 15, 2019	By: /s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer